[EATON VANCE LOGO]    MUTUAL FUNDS
                      FOR PEOPLE
                      WHO PAY
                      TAXES-REGISTERED TRADMARK-

                                                         [PICTURE OF EDUCATION]

ANNUAL REPORT SEPTEMBER 30, 2000

                                   EATON VANCE
                                   MUNICIPALS
                                      TRUST
                                                                   California

                                                                   Florida

                                                                   Massachusetts

[PICTURE OF CARS ON HIGHWAY]                                       Mississippi

                                                                   New York

                                                                   Ohio

[PICTURE OF BRIDGE]                                                Rhode Island

                                                                   West Virginia

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

The rate of economic growth in the U.S. finally showed signs of easing somewhat in the second half of 2000. Last year's prolonged rise in interest rates resulted in lower corporate profits, slower capital investment, and weaker consumer demand. Those trends were generally reflected at the state level as well, as indicated in the following pages, and, together with volatility in the equity markets, have tempered the outlook for economic growth.

AFTER A DISAPPOINTING YEAR IN 1999, MUNICIPAL BONDS STAGED A MODEST RECOVERY IN 2000...

The effect of higher interest rates on the municipal market was quite evident in 1999. Bond prices, which generally move in the opposite direction of interest rates, reacted negatively to the rate hikes, creating disappointing returns for municipal bond funds, including Eaton Vance Municipals Funds.

In the six-month period ended September 30, 2000, however, the picture brightened somewhat. After the Federal Reserve raised its benchmark Federal Funds rate in March and again in May, the U.S. economy appeared in the ensuing months to show the cumulative effects of the Fed's actions. In the second quarter, GDP growth slowed to a moderate 2.3%. While expressing concerns about sharply higher energy prices, the Federal Reserve left rates unchanged at its August 2000 meeting and signaled that its sustained string of rate hikes may be near an end.

AS RATES STABILIZED, THE CLIMATE FOR MUNICIPAL BONDS IMPROVED...

The prospect of stable, or potentially lower, interest rates was applauded by fixed-income markets, including the municipal market, which mounted a modest rally. The funds in the Lipper General Municipal Debt Fund Classification, which had an average total return of -4.58% in 1999, had a return of 3.39% in the six-month period ended September 30, 2000.* That represented a modest recovery, as the interest rate scenario improved somewhat.

Naturally, the outlook for the municipal market will depend, in large part, on the relative strength of the economy and future Fed actions. From a supply standpoint, however, conditions have turned more favorable. Increased tax revenues at the state and local level have reduced funding needs. As a result, the rate of new municipal issuance declined from previous years, reducing supply pressures within the municipal market. Finally, if the equity markets remain under pressure, the municipal markets could attract more demand from tax-conscious investors. The economy will, of course, bear close watching in coming months. But, in a moderating economy, we believe that municipals are increasingly worthy of consideration in a diversified investment portfolio.

--------------------------------------------------------------------------------
MUNICIPAL BOND YIELDS ARE NEARLY 98% OF TREASURY YIELDS

-------------------------------------------------
          5.76%                          9.54%
--------------------------------------------------
30-Year AAA-rated                    Taxable equivalent yield
General Obligation (GO) Bonds*       in 39.6% tax bracket

------------------------------
          5.88%
------------------------------
30-Year Tresury bond

Principal and interest payments of Treasury securties are quaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 2000.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.
--------------------------------------------------------------------------------

                                               Sincerely,

                                               /s/ Thomas J. Fetter

                                               Thomas J. Fetter
                                               President
                                               November 11, 2000

*It is not possible to invest directly in a Lipper classification.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL CHANGE.
--------------------------------------------------------------------------------

EATON VANCE CALIFORNIA MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- California's economic growth has proceeded at a fairly solid pace in 2000, although job growth has moderated somewhat in the second half. Business services and engineering provided an especially strong boost to the service sector. The state's September 2000 unemployment rate declined to 4.8% from 5.0% a year ago.

- The supply of California bonds declined sharply in 2000, falling roughly 25% below the 1999 levels. In a limited new-issue market, the Portfolio's largest sector weighting was escrowed bonds. Because they are backed by Treasury bonds, these issues provided the Portfolio with excellent credit quality.

- Special tax revenue bonds remained a major emphasis of the Portfolio. These special assessment issues continue to constitute a large percentage of new state supply, and were issued to meet the growing infrastructure needs of California communities.

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              51.5%
Non-Rated        21.4%
BBB               5.9%
AA                8.6%
A                12.6%

THE FUND
--------------------------------------------------------------------------------
- During the year ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 5.17% and 5.06%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $10.27 on September 30, 2000 from $10.32 on September 30, 1999, and the reinvestment of $0.555 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $9.49 from $9.52, and the reinvestment of $0.487 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.40% for Class A and 5.06% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.86% and 9.24%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.72% and 4.71%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.62% and 8.60%.(4)

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
    (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 45.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.31% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+ May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)                 CLASS A     CLASS B
------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------
One Year                        5.17%       5.06%
Five Years                      5.79        5.03
Ten Years                       N.A.        5.76
Life of Fund+                   6.18        5.90

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
------------------------------------------------------
One Year                        0.22%       0.07%
Five Years                      4.76        4.70
Ten Years                       N.A.        5.76
Life of Fund+                   5.37        5.90

+Inception date: Class A: 5/27/94; Class B: 12/19/85


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CALIFORNIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

September 30, 1990 - September 30, 2000

                            [CHART]

DATE             EATON VANCE            LEHMAN BROTHERS
            CALIFORNIA MUNICIPALS       MUNICIPAL BOND
                 FUND, CLASS B              INDEX
 9/30/1990          $10,000                $10,000
10/31/1990          $10,169                $10,182
11/30/1990          $10,396                $10,386
12/31/1990          $10,416                $10,431
 1/31/1991          $10,557                $10,572
 2/28/1991          $10,594                $10,664
 3/31/1991          $10,562                $10,667
 4/30/1991          $10,708                $10,810
 5/31/1991          $10,787                $10,906
 6/30/1991          $10,741                $10,895
 7/31/1991          $10,871                $11,028
 8/31/1991          $10,986                $11,173
 9/30/1991          $11,159                $11,318
10/31/1991          $11,260                $11,420
11/30/1991          $11,207                $11,452
12/31/1991          $11,392                $11,698
 1/31/1992          $11,336                $11,725
 2/29/1992          $11,368                $11,729
 3/31/1992          $11,341                $11,733
 4/30/1992          $11,445                $11,837
 5/31/1992          $11,574                $11,977
 6/30/1992          $11,776                $12,177
 7/31/1992          $12,117                $12,543
 8/31/1992          $11,912                $12,420
 9/30/1992          $11,947                $12,502
10/31/1992          $11,616                $12,379
11/30/1992          $11,909                $12,600
12/31/1992          $12,087                $12,729
 1/31/1993          $12,236                $12,877
 2/28/1993          $12,756                $13,343
 3/31/1993          $12,567                $13,202
 4/30/1993          $12,705                $13,335
 5/31/1993          $12,746                $13,410
 6/30/1993          $12,931                $13,634
 7/31/1993          $12,904                $13,652
 8/31/1993          $13,235                $13,936
 9/30/1993          $13,371                $14,095
10/31/1993          $13,368                $14,122
11/30/1993          $13,213                $13,997
12/31/1993          $13,471                $14,293
 1/31/1994          $13,616                $14,456
 2/28/1994          $13,253                $14,082
 3/31/1994          $12,636                $13,508
 4/30/1994          $12,632                $13,623
 5/31/1994          $12,695                $13,741
 6/30/1994          $12,566                $13,661
 7/31/1994          $12,788                $13,907
 8/31/1994          $12,838                $13,955
 9/30/1994          $12,643                $13,751
10/31/1994          $12,354                $13,507
11/30/1994          $12,030                $13,262
12/31/1994          $12,246                $13,554
 1/31/1995          $12,685                $13,942
 2/28/1995          $13,107                $14,347
 3/31/1995          $13,258                $14,512
 4/30/1995          $13,234                $14,529
 5/31/1995          $13,673                $14,993
 6/30/1995          $13,402                $14,862
 7/31/1995          $13,477                $15,002
 8/31/1995          $13,577                $15,193
 9/30/1995          $13,692                $15,289
10/31/1995          $13,983                $15,511
11/30/1995          $14,303                $15,769
12/31/1995          $14,507                $15,920
 1/31/1996          $14,552                $16,040
 2/29/1996          $14,417                $15,932
 3/31/1996          $14,161                $15,728
 4/30/1996          $14,087                $15,684
 5/31/1996          $14,084                $15,678
 6/30/1996          $14,208                $15,849
 7/31/1996          $14,368                $15,992
 8/31/1996          $14,366                $15,988
 9/30/1996          $14,581                $16,212
10/31/1996          $14,698                $16,395
11/30/1996          $14,989                $16,695
12/31/1996          $14,896                $16,625
 1/31/1997          $14,956                $16,656
 2/28/1997          $15,131                $16,809
 3/31/1997          $14,902                $16,585
 4/30/1997          $15,053                $16,724
 5/31/1997          $15,269                $16,976
 6/30/1997          $15,474                $17,157
 7/31/1997          $15,975                $17,632
 8/31/1997          $15,767                $17,466
 9/30/1997          $16,036                $17,674
10/31/1997          $16,111                $17,787
11/30/1997          $16,225                $17,892
12/31/1997          $16,507                $18,153
 1/31/1998          $16,666                $18,340
 2/28/1998          $16,666                $18,346
 3/31/1998          $16,672                $18,362
 4/30/1998          $16,503                $18,279
 5/31/1998          $16,794                $18,569
 6/30/1998          $16,823                $18,642
 7/31/1998          $16,835                $18,688
 8/31/1998          $17,203                $18,977
 9/30/1998          $17,447                $19,214
10/31/1998          $17,321                $19,213
11/30/1998          $17,383                $19,281
12/31/1998          $17,389                $19,329
 1/31/1999          $17,569                $19,559
 2/28/1999          $17,462                $19,474
 3/31/1999          $17,498                $19,501
 4/30/1999          $17,525                $19,549
 5/31/1999          $17,388                $19,436
 6/30/1999          $17,005                $19,156
 7/31/1999          $17,004                $19,226
 8/31/1999          $16,732                $19,072
 9/30/1999          $16,662                $19,080
10/31/1999          $16,242                $18,873
11/30/1999          $16,385                $19,074
12/31/1999          $16,208                $18,932
 1/31/2000          $16,023                $18,849
 2/29/2000          $16,322                $19,068
 3/31/2000          $16,697                $19,485
 4/30/2000          $16,488                $19,370
 5/31/2000          $16,356                $19,269
 6/30/2000          $16,957                $19,780
 7/31/2000          $17,288                $20,055
 8/31/2000          $17,706                $20,364
 9/30/2000          $17,504                $20,258

* Source: Towers Data Systems, Bethesda, MD. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 5/27/94 at net asset value would have grown to $14,638 on 9/30/00; $13,941, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE FLORIDA MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Reflecting a more moderate southeast economy, the Florida economy eased somewhat in the first half of 2000. Residential and commercial construction were slightly below last year's pace, and state officials worried about the effect of higher gas prices on tourism. The state's August 2000 jobless rate was 3.7%, down from 3.8% a year ago.

- One of the Portfolio's largest sector weightings was escrowed bonds. Because they are backed by Treasury bonds, these issues provided the Portfolio with excellent credit quality.

- Florida's economy has been characterized by high levels of in-migration, which has resulted in a very strong demand for housing. Management has therefore selectively invested in special assessment bonds, which help fund Florida's growing infrastructure needs.

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              62.0%
Non-Rated        19.2%
BBB               6.0%
AA                7.0%
A                 5.8%

THE FUND
--------------------------------------------------------------------------------
- During the year ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 5.05% and 4.38%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $10.01 on September 30, 2000 from $10.19 on September 30, 1999, and the reinvestment of $0.539 per share in tax-free income and $0.125 in capital gains distributions.(2) For Class B, this return resulted from a change in NAV to $10.27 from $10.43, and the reinvestment of $0.468 per share in tax-free income and $0.125 in capital gains distributions.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.39% for Class A and 4.63% for Class B. (3)The distribution rates of Class A and Class B are equivalent to taxable rates of 8.92%and 7.67%, respectively.(4)

- The SEC30-day yields for Class A and B shares at September 30 were 5.29% and 4.78%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.76% and 7.91%.(4)


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state intangibles tax rate.
    (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.60% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.64% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+ May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)                 CLASS A     CLASS B
------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------
One Year                        5.05%       4.38%
Five Years                      4.79        3.92
Ten Years                       N.A.        6.02
Life of Fund+                   5.79        5.96

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
------------------------------------------------------
One Year                        0.04%      -0.54%
Five Years                      3.78        3.59
Ten Years                       N.A.        6.02
Life of Fund+                   4.99        5.96

+Inception date: Class A: 4/5/94; Class B: 8/28/90

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

September 30, 1990 - September 30, 2000

                            [CHART]

DATE             EATON VANCE            LEHMAN BROTHERS
              FLORIDA MUNICIPALS        MUNICIPAL BOND
                 FUND, CLASS B              INDEX
 9/30/1990         $10,000                $10,000
10/31/1990         $10,137                $10,182
11/30/1990         $10,439                $10,386
12/31/1990         $10,493                $10,431
 1/31/1991         $10,633                $10,572
 2/28/1991         $10,714                $10,664
 3/31/1991         $10,709                $10,667
 4/30/1991         $10,875                $10,810
 5/31/1991         $10,999                $10,906
 6/30/1991         $10,910                $10,895
 7/31/1991         $11,105                $11,028
 8/31/1991         $11,252                $11,173
 9/30/1991         $11,445                $11,318
10/31/1991         $11,547                $11,420
11/30/1991         $11,533                $11,452
12/31/1991         $11,898                $11,698
 1/31/1992         $11,826                $11,725
 2/29/1992         $11,829                $11,729
 3/31/1992         $11,796                $11,733
 4/30/1992         $11,923                $11,837
 5/31/1992         $12,129                $11,977
 6/30/1992         $12,372                $12,177
 7/31/1992         $12,829                $12,543
 8/31/1992         $12,510                $12,420
 9/30/1992         $12,523                $12,502
10/31/1992         $12,217                $12,379
11/30/1992         $12,674                $12,600
12/31/1992         $12,856                $12,729
 1/31/1993         $12,980                $12,877
 2/28/1993         $13,618                $13,343
 3/31/1993         $13,365                $13,202
 4/30/1993         $13,550                $13,335
 5/31/1993         $13,641                $13,410
 6/30/1993         $13,884                $13,634
 7/31/1993         $13,874                $13,652
 8/31/1993         $14,198                $13,936
 9/30/1993         $14,382                $14,095
10/31/1993         $14,394                $14,122
11/30/1993         $14,136                $13,997
12/31/1993         $14,509                $14,293
 1/31/1994         $14,703                $14,456
 2/28/1994         $14,205                $14,082
 3/31/1994         $13,436                $13,508
 4/30/1994         $13,501                $13,623
 5/31/1994         $13,579                $13,741
 6/30/1994         $13,460                $13,661
 7/31/1994         $13,730                $13,907
 8/31/1994         $13,731                $13,955
 9/30/1994         $13,470                $13,751
10/31/1994         $13,104                $13,507
11/30/1994         $12,784                $13,262
12/31/1994         $13,200                $13,554
 1/31/1995         $13,661                $13,942
 2/28/1995         $14,174                $14,347
 3/31/1995         $14,282                $14,512
 4/30/1995         $14,290                $14,529
 5/31/1995         $14,670                $14,993
 6/30/1995         $14,404                $14,862
 7/31/1995         $14,493                $15,002
 8/31/1995         $14,620                $15,193
 9/30/1995         $14,804                $15,289
10/31/1995         $15,071                $15,511
11/30/1995         $15,422                $15,769
12/31/1995         $15,635                $15,920
 1/31/1996         $15,696                $16,040
 2/29/1996         $15,476                $15,932
 3/31/1996         $15,224                $15,728
 4/30/1996         $15,173                $15,684
 5/31/1996         $15,118                $15,678
 6/30/1996         $15,270                $15,849
 7/31/1996         $15,454                $15,992
 8/31/1996         $15,371                $15,988
 9/30/1996         $15,608                $16,212
10/31/1996         $15,710                $16,395
11/30/1996         $15,961                $16,695
12/31/1996         $15,878                $16,625
 1/31/1997         $15,880                $16,656
 2/28/1997         $15,993                $16,809
 3/31/1997         $15,738                $16,585
 4/30/1997         $15,812                $16,724
 5/31/1997         $15,963                $16,976
 6/30/1997         $16,178                $17,157
 7/31/1997         $16,644                $17,632
 8/31/1997         $16,375                $17,466
 9/30/1997         $16,528                $17,674
10/31/1997         $16,695                $17,787
11/30/1997         $16,808                $17,892
12/31/1997         $17,094                $18,153
 1/31/1998         $17,325                $18,340
 2/28/1998         $17,331                $18,346
 3/31/1998         $17,354                $18,362
 4/30/1998         $17,211                $18,279
 5/31/1998         $17,535                $18,569
 6/30/1998         $17,597                $18,642
 7/31/1998         $17,609                $18,688
 8/31/1998         $17,880                $18,977
 9/30/1998         $18,065                $19,214
10/31/1998         $17,982                $19,213
11/30/1998         $18,045                $19,281
12/31/1998         $18,023                $19,329
 1/31/1999         $18,197                $19,559
 2/28/1999         $18,116                $19,474
 3/31/1999         $18,058                $19,501
 4/30/1999         $18,104                $19,549
 5/31/1999         $17,990                $19,436
 6/30/1999         $17,707                $19,156
 7/31/1999         $17,637                $19,226
 8/31/1999         $17,310                $19,072
 9/30/1999         $17,191                $19,080
10/31/1999         $16,906                $18,873
11/30/1999         $17,053                $19,074
12/31/1999         $16,873                $18,932
 1/31/2000         $16,675                $18,849
 2/29/2000         $16,956                $19,068
 3/31/2000         $17,377                $19,485
 4/30/2000         $17,243                $19,370
 5/31/2000         $17,048                $19,269
 6/30/2000         $17,531                $19,780
 7/31/2000         $17,810                $20,055
 8/31/2000         $18,101                $20,364
 9/30/2000         $17,944                $20,258

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 8/28/90. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/5/94 at net asset value would have grown to $14,407 on 9/30/00; $13,721, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- The Massachusetts economy remained sound in 2000, although the rate of growth has slowed from previous years. Financial services, technology and health care continued to generate good job growth. The September 2000 jobless rate was just 2.4%, down from 3.2% a year earlier.

- We continued to avoid Big Dig-related credits issued by the Commonwealth of Massachusetts, the Mass. Turnpike Authority, and Mass. Port Authority. There has been a large supply of bonds issued to finance the Big Dig and other highway projects, with more such debt expected in the future.

- The state's public transportation agency, the MBTA, has issued two new types of bonds. We invested in one of these issues, which is backed by sales-tax revenues, rather than by the Commonwealth's guarantee. We also continue to have a lot of exposure to secondary schools and other education credits.

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              43.0%
Non-Rated         4.5%
BBB              26.1%
AA                6.3%
A                20.1%

THE FUND
--------------------------------------------------------------------------------
- During the year ended September 30, 2000, the Fund's Class A, B, and I shares had total returns of 4.70%; 3.93%; and 4.92%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $9.02 on September 30, 2000 from $9.11 on September 30, 1999, and the reinvestment of $0.497 per share in tax-free income;(2) for Class B, a change in NAV to $10.05 from $10.13, and the reinvestment of $0.460 per share in tax-free income;(2) and for Class I, a change in NAV to $9.31 from $9.39, and the reinvestment of $0.520 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.44% for Class A, 4.58% for Class B, and 5.59% for Class I.(3) The distribution rates of Class A, Class B, and Class I shares are equivalent to taxable rates of 9.57%, 8.05%, and 9.83%, respectively.(4)

- The SEC 30-day yields for Class A, B, and I shares at September 30 were 4.93%, 4.36%, and 5.31%, respectively.(5) The SEC 30-day yields of Class A, Class B, and Class I shares are equivalent to taxable yields of 8.67%, 7.67%,and 9.34%.(4)

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.54% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+ May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)               CLASS A     CLASS B   CLASS I
----------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------
One Year                       4.70%      3.93%      4.92%
Five Years                     5.09       4.23       5.15
Life of Fund+                  4.00       5.48       4.65

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
----------------------------------------------------------
One Year                      -0.22%     -1.03%      4.92%
Five Years                     4.08       3.90       5.15
Life of Fund+                  3.26       5.48       4.65

+Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I:6/17/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MASSACHUSETTS MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

April 30, 1991 - September 30, 2000

                            [CHART]

DATE             EATON VANCE            LEHMAN BROTHERS
            MASSACHUSETTS MUNICIPALS    MUNICIPAL BOND
                 FUND, CLASS B              INDEX
 4/30/1991          $10,000                $10,000
 5/31/1991          $10,040                $10,089
 6/30/1991          $10,063                $10,079
 7/31/1991          $10,248                $10,202
 8/31/1991          $10,410                $10,336
 9/30/1991          $10,544                $10,471
10/31/1991          $10,662                $10,565
11/30/1991          $10,669                $10,594
12/31/1991          $10,985                $10,822
 1/31/1992          $11,011                $10,846
 2/29/1992          $11,025                $10,850
 3/31/1992          $11,004                $10,854
 4/30/1992          $11,095                $10,951
 5/31/1992          $11,250                $11,080
 6/30/1992          $11,483                $11,265
 7/31/1992          $11,889                $11,603
 8/31/1992          $11,657                $11,490
 9/30/1992          $11,690                $11,565
10/31/1992          $11,417                $11,451
11/30/1992          $11,744                $11,657
12/31/1992          $11,877                $11,776
 1/31/1993          $12,005                $11,913
 2/28/1993          $12,487                $12,343
 3/31/1993          $12,325                $12,213
 4/30/1993          $12,488                $12,336
 5/31/1993          $12,562                $12,405
 6/30/1993          $12,757                $12,613
 7/31/1993          $12,736                $12,629
 8/31/1993          $13,020                $12,892
 9/30/1993          $13,172                $13,039
10/31/1993          $13,183                $13,064
11/30/1993          $13,031                $12,949
12/31/1993          $13,308                $13,222
 1/31/1994          $13,444                $13,373
 2/28/1994          $13,115                $13,027
 3/31/1994          $12,445                $12,496
 4/30/1994          $12,409                $12,602
 5/31/1994          $12,519                $12,711
 6/30/1994          $12,406                $12,637
 7/31/1994          $12,625                $12,866
 8/31/1994          $12,675                $12,910
 9/30/1994          $12,439                $12,721
10/31/1994          $12,116                $12,495
11/30/1994          $11,736                $12,269
12/31/1994          $12,092                $12,539
 1/31/1995          $12,542                $12,897
 2/28/1995          $12,940                $13,272
 3/31/1995          $13,054                $13,425
 4/30/1995          $13,037                $13,441
 5/31/1995          $13,384                $13,870
 6/30/1995          $13,143                $13,748
 7/31/1995          $13,215                $13,878
 8/31/1995          $13,387                $14,055
 9/30/1995          $13,481                $14,143
10/31/1995          $13,721                $14,349
11/30/1995          $14,000                $14,587
12/31/1995          $14,187                $14,727
 1/31/1996          $14,218                $14,839
 2/29/1996          $14,046                $14,738
 3/31/1996          $13,845                $14,550
 4/30/1996          $13,808                $14,509
 5/31/1996          $13,823                $14,503
 6/30/1996          $13,951                $14,661
 7/31/1996          $14,057                $14,794
 8/31/1996          $14,031                $14,791
 9/30/1996          $14,227                $14,997
10/31/1996          $14,308                $15,167
11/30/1996          $14,560                $15,445
12/31/1996          $14,479                $15,380
 1/31/1997          $14,507                $15,409
 2/28/1997          $14,627                $15,550
 3/31/1997          $14,438                $15,343
 4/30/1997          $14,563                $15,471
 5/31/1997          $14,761                $15,704
 6/30/1997          $14,935                $15,871
 7/31/1997          $15,376                $16,311
 8/31/1997          $15,220                $16,158
 9/30/1997          $15,424                $16,350
10/31/1997          $15,525                $16,455
11/30/1997          $15,618                $16,552
12/31/1997          $15,875                $16,793
 1/31/1998          $16,022                $16,966
 2/28/1998          $16,072                $16,972
 3/31/1998          $16,066                $16,987
 4/30/1998          $15,932                $16,910
 5/31/1998          $16,184                $17,178
 6/30/1998          $16,230                $17,245
 7/31/1998          $16,245                $17,289
 8/31/1998          $16,506                $17,556
 9/30/1998          $16,699                $17,775
10/31/1998          $16,637                $17,774
11/30/1998          $16,699                $17,836
12/31/1998          $16,710                $17,881
 1/31/1999          $16,878                $18,094
 2/28/1999          $16,742                $18,015
 3/31/1999          $16,733                $18,040
 4/30/1999          $16,763                $18,085
 5/31/1999          $16,624                $17,980
 6/30/1999          $16,370                $17,721
 7/31/1999          $16,351                $17,786
 8/31/1999          $16,055                $17,643
 9/30/1999          $15,957                $17,651
10/31/1999          $15,685                $17,459
11/30/1999          $15,778                $17,645
12/31/1999          $15,568                $17,514
 1/31/2000          $15,397                $17,437
 2/29/2000          $15,629                $17,640
 3/31/2000          $16,042                $18,025
 4/30/2000          $15,899                $17,919
 5/31/2000          $15,729                $17,826
 6/30/2000          $16,167                $18,298
 7/31/2000          $16,445                $18,553
 8/31/2000          $16,734                $18,839
 9/30/2000          $16,584                $18,741

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 4/18/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $13,066 on 9/30/00; $12,444, including the 4.75% maximum sales charge. An investment in Class I shares on 6/17/93 at net asset value would have grown to $13,927 on 9/30/00. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE MISSISSIPPI MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- In August 2000, Mississippi's legislature approved the "Advantage Mississippi Initiative," a wide-ranging act designed to improve the state's economic competitiveness, especially in high-tech areas. The measure has met with wide approval from economic and business leaders, as it's expected to vastly improve the overall economic well-being of the state.

- The largest sector weighting in the Mississippi Portfolio at September 30, 2000 was industrial development bonds. In addition to providing above-average coupons, IDBs provide financing for projects for well-known companies, including Georgia-Pacific and Weyerhauser.

- The municipals market in Mississippi experienced relatively low issuance in the past year. Management focused on improving the Portfolio's structure through such methods as improving call protection.

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              57.4%
BBB              16.1%
AA                6.8%
A                17.1%
Non-rated         2.6%

THE FUND
--------------------------------------------------------------------------------

- During the year ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 4.87% and 4.14%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $9.31 on September 30, 2000 from $9.35 on September 30, 1999, and the reinvestment of $0.476 per share in tax-free income.(2) For Class B, this return resulted from a change in NAV to $9.53 from $9.56, and the reinvestment of $0.411 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.05% for Class A and 4.31% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.80% and 7.51%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.94% and 4.41%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.61% and 7.69%.(4)

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.62% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.69% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+ May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)               CLASS A     CLASS B
--------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------
One Year                      4.87%      4.14%
Five Years                    5.22       4.56
Life of Fund+                 4.06       4.00

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
--------------------------------------------------
One Year                    -0.15%      -0.84%
Five Years                   4.20        4.23
Life of Fund+                3.32        4.00

+Inception date: Class A: 12/7/93; Class B: 6/11/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MISSISSIPPI MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

June 30, 1993 - September 30, 2000

                            [CHART]

DATE             EATON VANCE            LEHMAN BROTHERS
            MISSISSIPPI MUNICIPALS       MUNICIPAL BOND
                 FUND, CLASS B              INDEX
 6/30/1993         $10,000                  $10,000
 7/31/1993          $9,950                  $10,013
 8/31/1993         $10,249                  $10,221
 9/30/1993         $10,385                  $10,338
10/31/1993         $10,369                  $10,358
11/30/1993         $10,244                  $10,266
12/31/1993         $10,522                  $10,483
 1/31/1994         $10,644                  $10,603
 2/28/1994         $10,295                  $10,328
 3/31/1994          $9,640                   $9,908
 4/30/1994          $9,717                   $9,992
 5/31/1994          $9,816                  $10,078
 6/30/1994          $9,733                  $10,020
 7/31/1994          $9,925                  $10,200
 8/31/1994          $9,919                  $10,236
 9/30/1994          $9,741                  $10,086
10/31/1994          $9,500                   $9,907
11/30/1994          $9,254                   $9,727
12/31/1994          $9,477                   $9,941
 1/31/1995          $9,835                  $10,226
 2/28/1995         $10,214                  $10,523
 3/31/1995         $10,296                  $10,644
 4/30/1995         $10,274                  $10,656
 5/31/1995         $10,577                  $10,996
 6/30/1995         $10,408                  $10,900
 7/31/1995         $10,474                  $11,003
 8/31/1995         $10,593                  $11,143
 9/30/1995         $10,658                  $11,214
10/31/1995         $10,857                  $11,377
11/30/1995         $11,103                  $11,566
12/31/1995         $11,235                  $11,677
 1/31/1996         $11,290                  $11,765
 2/29/1996         $11,150                  $11,685
 3/31/1996         $10,950                  $11,536
 4/30/1996         $10,913                  $11,503
 5/31/1996         $10,932                  $11,499
 6/30/1996         $11,047                  $11,624
 7/31/1996         $11,145                  $11,729
 8/31/1996         $11,141                  $11,727
 9/30/1996         $11,315                  $11,891
10/31/1996         $11,402                  $12,025
11/30/1996         $11,588                  $12,245
12/31/1996         $11,537                  $12,194
 1/31/1997         $11,616                  $12,217
 2/28/1997         $11,736                  $12,329
 3/31/1997         $11,583                  $12,164
 4/30/1997         $11,661                  $12,266
 5/31/1997         $11,825                  $12,451
 6/30/1997         $11,956                  $12,584
 7/31/1997         $12,279                  $12,932
 8/31/1997         $12,177                  $12,811
 9/30/1997         $12,271                  $12,963
10/31/1997         $12,326                  $13,046
11/30/1997         $12,386                  $13,123
12/31/1997         $12,588                  $13,315
 1/31/1998         $12,707                  $13,452
 2/28/1998         $12,705                  $13,456
 3/31/1998         $12,720                  $13,468
 4/30/1998         $12,638                  $13,407
 5/31/1998         $12,833                  $13,619
 6/30/1998         $12,841                  $13,673
 7/31/1998         $12,860                  $13,707
 8/31/1998         $13,050                  $13,919
 9/30/1998         $13,222                  $14,092
10/31/1998         $13,164                  $14,092
11/30/1998         $13,199                  $14,142
12/31/1998         $13,230                  $14,177
 1/31/1999         $13,368                  $14,346
 2/28/1999         $13,285                  $14,283
 3/31/1999         $13,246                  $14,303
 4/30/1999         $13,292                  $14,338
 5/31/1999         $13,221                  $14,255
 6/30/1999         $12,987                  $14,050
 7/31/1999         $13,005                  $14,102
 8/31/1999         $12,840                  $13,988
 9/30/1999         $12,805                  $13,994
10/31/1999         $12,623                  $13,843
11/30/1999         $12,696                  $13,990
12/31/1999         $12,566                  $13,886
 1/31/2000         $12,469                  $13,825
 2/29/2000         $12,634                  $13,986
 3/31/2000         $12,883                  $14,291
 4/30/2000         $12,810                  $14,207
 5/31/2000         $12,703                  $14,133
 6/30/2000         $12,999                  $14,508
 7/31/2000         $13,187                  $14,709
 8/31/2000         $13,413                  $14,936
 9/30/2000         $13,322                  $14,858


* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $13,117 on 9/30/00; $12,493, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE NEW YORK MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- New York's economy remained strong in 2000, with real estate prices rising and labor markets fairly tight. Construction was especially strong, with multi-family permits up 60% from 1999 levels. The September 2000 jobless rate was 4.6%, slightly below the 5.2% level of a year ago

- At 27.6% as of September 30, 2000, education bonds were the largest sector holding in the Portfolio. Most of these bonds were issued by the New
   York State Dormitory Authority to finance residential facilities at schools in the New York state college system.

- Special tax revenue bonds, at 13% of holdings, remained a major emphasis of the Portfolio. These special assessment issues continue to constitute a large percentage of new state supply, and were issued to meet the growing infrastructure needs of New York communities.

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              22.2%
AA               20.6%
A                41.4%
BBB               3.4%
Non-Rated        12.4%

THE FUND
--------------------------------------------------------------------------------

- During the year ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 6.09% and 5.24%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.91 on September 30, 2000 from $9.86 on September 30, 1999, and the reinvestment of $0.526 per share in tax-free income;(2) and for Class B, from an increase in NAV to $10.70 from $ 10.64, and the reinvestment of $0.477 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.25% for Class A and 4.46% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.33% and 7.93%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.94% and 4.20%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.78% and 7.47%.(4)

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.74% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's
    SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.74% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)               CLASS A     CLASS B
--------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------
One Year                     6.09%       5.24%
Five Years                   5.49        4.64
Ten Years                    N.A.        6.57
Life of Fund+                5.91        6.46

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
--------------------------------------------------
One Year                     1.07%       0.24%
Five Years                   4.46        4.31
Ten Years                    N.A.        6.57
Life of Fund+                5.11        6.46

+Inception date: Class A: 4/15/94; Class B: 8/30/90

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
NEW YORK MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND
INDEX*

September 30, 1990 - September 30, 2000

                            [CHART]

DATE              EATON VANCE           LEHMAN BROTHERS
              NEW YORK MUNICIPALS        MUNICIPAL BOND
                 FUND, CLASS B              INDEX
 9/30/1990         $10,000                 $10,000
10/31/1990         $10,126                 $10,182
11/30/1990         $10,389                 $10,386
12/31/1990         $10,422                 $10,431
 1/31/1991         $10,572                 $10,572
 2/28/1991         $10,613                 $10,664
 3/31/1991         $10,659                 $10,667
 4/30/1991         $10,846                 $10,810
 5/31/1991         $10,918                 $10,906
 6/30/1991         $10,891                 $10,895
 7/31/1991         $11,129                 $11,028
 8/31/1991         $11,331                 $11,173
 9/30/1991         $11,558                 $11,318
10/31/1991         $11,693                 $11,420
11/30/1991         $11,670                 $11,452
12/31/1991         $11,942                 $11,698
 1/31/1992         $11,740                 $11,725
 2/29/1992         $11,801                 $11,729
 3/31/1992         $11,836                 $11,733
 4/30/1992         $12,011                 $11,837
 5/31/1992         $12,209                 $11,977
 6/30/1992         $12,513                 $12,177
 7/31/1992         $13,043                 $12,543
 8/31/1992         $12,746                 $12,420
 9/30/1992         $12,761                 $12,502
10/31/1992         $12,454                 $12,379
11/30/1992         $12,870                 $12,600
12/31/1992         $13,042                 $12,729
 1/31/1993         $13,215                 $12,877
 2/28/1993         $13,831                 $13,343
 3/31/1993         $13,627                 $13,202
 4/30/1993         $13,789                 $13,335
 5/31/1993         $13,905                 $13,410
 6/30/1993         $14,137                 $13,634
 7/31/1993         $14,140                 $13,652
 8/31/1993         $14,453                 $13,936
 9/30/1993         $14,615                 $14,095
10/31/1993         $14,629                 $14,122
11/30/1993         $14,435                 $13,997
12/31/1993         $14,806                 $14,293
 1/31/1994         $14,941                 $14,456
 2/28/1994         $14,493                 $14,082
 3/31/1994         $13,747                 $13,508
 4/30/1994         $13,801                 $13,623
 5/31/1994         $13,947                 $13,741
 6/30/1994         $13,790                 $13,661
 7/31/1994         $14,038                 $13,907
 8/31/1994         $14,107                 $13,955
 9/30/1994         $13,794                 $13,751
10/31/1994         $13,427                 $13,507
11/30/1994         $12,962                 $13,262
12/31/1994         $13,422                 $13,554
 1/31/1995         $13,875                 $13,942
 2/28/1995         $14,366                 $14,347
 3/31/1995         $14,517                 $14,512
 4/30/1995         $14,514                 $14,529
 5/31/1995         $14,939                 $14,993
 6/30/1995         $14,686                 $14,862
 7/31/1995         $14,806                 $15,002
 8/31/1995         $14,991                 $15,193
 9/30/1995         $15,067                 $15,289
10/31/1995         $15,351                 $15,511
11/30/1995         $15,664                 $15,769
12/31/1995         $15,824                 $15,920
 1/31/1996         $15,887                 $16,040
 2/29/1996         $15,709                 $15,932
 3/31/1996         $15,471                 $15,728
 4/30/1996         $15,449                 $15,684
 5/31/1996         $15,439                 $15,678
 6/30/1996         $15,606                 $15,849
 7/31/1996         $15,736                 $15,992
 8/31/1996         $15,696                 $15,988
 9/30/1996         $15,950                 $16,212
10/31/1996         $16,053                 $16,395
11/30/1996         $16,323                 $16,695
12/31/1996         $16,239                 $16,625
 1/31/1997         $16,228                 $16,656
 2/28/1997         $16,417                 $16,809
 3/31/1997         $16,219                 $16,585
 4/30/1997         $16,354                 $16,724
 5/31/1997         $16,612                 $16,976
 6/30/1997         $16,768                 $17,157
 7/31/1997         $17,298                 $17,632
 8/31/1997         $17,091                 $17,466
 9/30/1997         $17,263                 $17,674
10/31/1997         $17,327                 $17,787
11/30/1997         $17,428                 $17,892
12/31/1997         $17,750                 $18,153
 1/31/1998         $17,924                 $18,340
 2/28/1998         $17,964                 $18,346
 3/31/1998         $17,960                 $18,362
 4/30/1998         $17,758                 $18,279
 5/31/1998         $18,106                 $18,569
 6/30/1998         $18,189                 $18,642
 7/31/1998         $18,192                 $18,688
 8/31/1998         $18,535                 $18,977
 9/30/1998         $18,775                 $19,214
10/31/1998         $18,662                 $19,213
11/30/1998         $18,731                 $19,281
12/31/1998         $18,763                 $19,329
 1/31/1999         $18,961                 $19,559
 2/28/1999         $18,834                 $19,474
 3/31/1999         $18,809                 $19,501
 4/30/1999         $18,859                 $19,549
 5/31/1999         $18,663                 $19,436
 6/30/1999         $18,327                 $19,156
 7/31/1999         $18,325                 $19,226
 8/31/1999         $18,027                 $19,072
 9/30/1999         $17,925                 $19,080
10/31/1999         $17,569                 $18,873
11/30/1999         $17,755                 $19,074
12/31/1999         $17,549                 $18,932
 1/31/2000         $17,403                 $18,849
 2/29/2000         $17,740                 $19,068
 3/31/2000         $18,288                 $19,485
 4/30/2000         $18,119                 $19,370
 5/31/2000         $17,906                 $19,269
 6/30/2000         $18,516                 $19,780
 7/31/2000         $18,834                 $20,055
 8/31/2000         $19,146                 $20,364
 9/30/2000         $18,900                 $20,258

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 8/30/90. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/15/94 at net asset value would have grown to $14,491 on 9/30/00; $13,801, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE OHIO MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Ohio's seasonally adjusted unemployment rate at September 30, 2000 was 4.2%, a positive indicator amidst a broad-based economic expansion. Manufacturing is the largest of the state's sectors - the state supplies many of the nation's largest companies with transportation equipment, industrial machinery, and fabricated metals.

- Appropriately, a large sector weighting in the Portfolio at September 30, 2000 was industrial development bonds. In addition to providing above-average coupons, IDBs provide financing for projects for well-known companies, including Continental Airlines, Kmart, and Ford Motor Company.

- Management remained very selective with respect to its hospital bond holdings. The healthcare sector, which constitutes a major portion of the Portfolio, has been under pressure in reaction to legislative proposals and increasingly difficult industry fundamentals.

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              34.5%
AA               13.0%
A                22.7%
BBB              11.9%
BB                2.6%
Non-Rated        15.3%

THE FUND
--------------------------------------------------------------------------------

- During the year ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 3.74% and 3.04%, respectively.(1) For Class A, this return resulted from a change in net asset value (NAV) per share to $8.92 on September 30, 2000 from $9.12 on September 30, 1999, and the reinvestment of $0.516 per share in tax-free income and $0.004 in capital gains distributions.(2) For Class B, this return resulted from a change in NAV to $10.08 from $10.29, and the reinvestment of $0.500 per share in tax-free income and $0.004 in capital gains distributions.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.81% for Class A and 5.01% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 10.40% and 8.97%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 5.23% and 4.68%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 9.36% and 8.38%.(4)

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized)by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 44.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.60% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)               CLASS A     CLASS B
--------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------
One Year                     3.74%       3.04%
Five Years                   4.83        4.03
Life of Fund+                3.85        5.51

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
--------------------------------------------------
One Year                   -1.14%       -1.86%
Five Years                  3.82         3.70
Life of Fund+               3.11         5.51

+Inception date: Class A: 12/7/93; Class B: 4/18/91

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OHIO MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

April 30, 1991 - September 30, 2000

                            [CHART]

DATE              EATON VANCE         LEHMAN BROTHERS
                OHIO MUNICIPALS       MUNICIPAL BOND
                 FUND, CLASS B            INDEX
 4/30/1991         $10,000               $10,000
 5/31/1991         $10,030               $10,089
 6/30/1991         $10,007               $10,079
 7/31/1991         $10,200               $10,202
 8/31/1991         $10,337               $10,336
 9/30/1991         $10,488               $10,471
10/31/1991         $10,592               $10,565
11/30/1991         $10,597               $10,594
12/31/1991         $10,872               $10,822
 1/31/1992         $10,875               $10,846
 2/29/1992         $10,886               $10,850
 3/31/1992         $10,852               $10,854
 4/30/1992         $10,940               $10,951
 5/31/1992         $11,103               $11,080
 6/30/1992         $11,312               $11,265
 7/31/1992         $11,716               $11,603
 8/31/1992         $11,506               $11,490
 9/30/1992         $11,550               $11,565
10/31/1992         $11,266               $11,451
11/30/1992         $11,625               $11,657
12/31/1992         $11,773               $11,776
 1/31/1993         $11,910               $11,913
 2/28/1993         $12,388               $12,343
 3/31/1993         $12,214               $12,213
 4/30/1993         $12,363               $12,336
 5/31/1993         $12,469               $12,405
 6/30/1993         $12,684               $12,613
 7/31/1993         $12,672               $12,629
 8/31/1993         $12,976               $12,892
 9/30/1993         $13,137               $13,039
10/31/1993         $13,147               $13,064
11/30/1993         $12,984               $12,949
12/31/1993         $13,294               $13,222
 1/31/1994         $13,440               $13,373
 2/28/1994         $13,042               $13,027
 3/31/1994         $12,327               $12,496
 4/30/1994         $12,385               $12,602
 5/31/1994         $12,517               $12,711
 6/30/1994         $12,402               $12,637
 7/31/1994         $12,655               $12,866
 8/31/1994         $12,678               $12,910
 9/30/1994         $12,429               $12,721
10/31/1994         $12,082               $12,495
11/30/1994         $11,741               $12,269
12/31/1994         $12,104               $12,539
 1/31/1995         $12,560               $12,897
 2/28/1995         $12,990               $13,272
 3/31/1995         $13,089               $13,425
 4/30/1995         $13,082               $13,441
 5/31/1995         $13,487               $13,870
 6/30/1995         $13,298               $13,748
 7/31/1995         $13,380               $13,878
 8/31/1995         $13,548               $14,055
 9/30/1995         $13,639               $14,143
10/31/1995         $13,874               $14,349
11/30/1995         $14,122               $14,587
12/31/1995         $14,267               $14,727
 1/31/1996         $14,321               $14,839
 2/29/1996         $14,163               $14,738
 3/31/1996         $13,990               $14,550
 4/30/1996         $13,978               $14,509
 5/31/1996         $13,978               $14,503
 6/30/1996         $14,117               $14,661
 7/31/1996         $14,275               $14,794
 8/31/1996         $14,195               $14,791
 9/30/1996         $14,387               $14,997
10/31/1996         $14,521               $15,167
11/30/1996         $14,741               $15,445
12/31/1996         $14,675               $15,380
 1/31/1997         $14,688               $15,409
 2/28/1997         $14,819               $15,550
 3/31/1997         $14,661               $15,343
 4/30/1997         $14,770               $15,471
 5/31/1997         $14,979               $15,704
 6/30/1997         $15,094               $15,871
 7/31/1997         $15,501               $16,311
 8/31/1997         $15,391               $16,158
 9/30/1997         $15,536               $16,350
10/31/1997         $15,651               $16,455
11/30/1997         $15,743               $16,552
12/31/1997         $15,941               $16,793
 1/31/1998         $16,073               $16,966
 2/28/1998         $16,080               $16,972
 3/31/1998         $16,118               $16,987
 4/30/1998         $16,061               $16,910
 5/31/1998         $16,252               $17,178
 6/30/1998         $16,298               $17,245
 7/31/1998         $16,314               $17,289
 8/31/1998         $16,513               $17,556
 9/30/1998         $16,661               $17,775
10/31/1998         $16,617               $17,774
11/30/1998         $16,697               $17,836
12/31/1998         $16,715               $17,881
 1/31/1999         $16,855               $18,094
 2/28/1999         $16,784               $18,015
 3/31/1999         $16,809               $18,040
 4/30/1999         $16,858               $18,085
 5/31/1999         $16,755               $17,980
 6/30/1999         $16,507               $17,721
 7/31/1999         $16,508               $17,786
 8/31/1999         $16,234               $17,643
 9/30/1999         $16,125               $17,651
10/31/1999         $15,860               $17,459
11/30/1999         $15,910               $17,645
12/31/1999         $15,674               $17,514
 1/31/2000         $15,431               $17,437
 2/29/2000         $15,684               $17,640
 3/31/2000         $16,037               $18,025
 4/30/2000         $15,917               $17,919
 5/31/2000         $15,753               $17,826
 6/30/2000         $16,196               $18,298
 7/31/2000         $16,480               $18,553
 8/31/2000         $16,742               $18,839
 9/30/2000         $16,614               $18,741

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 4/18/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $12,942 on 9/30/00; $12,326, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE RHODE ISLAND MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Although Rhode Island lags its neighboring New England states in terms of its economic growth and unemployment rate, the state is still enjoying a strong performance in 2000. Unemployment plummeted to 3.7% for September, compared to approximately 5.5% a year ago.

- The better-than-average call protection of bonds in the Portfolio meant that, as interest rates fell, the value of the bonds increased. Two issues which, combined, constituted the Portfolio's largest commitment, provided exceptional call-protection: one Puerto Rico credit with an 18-year call, and another Puerto Rico non-callable credit.

- Municipal bond supply in Rhode Island is low, so management continued its exposure to non-traditional issuers, such as Puerto Rico, to supplement the Rhode Island-exempt bonds. Puerto Rico issues are also exempt inthe state and offer attractive investment characteristics (such as favorable call protection as discussed above).

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              64.9%
AA               13.0%
A                 9.3%
BBB              11.7%
Non-Rated         1.1%

THE FUND
--------------------------------------------------------------------------------

- During the year ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 5.95% and 5.17%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.12 on September 30, 2000 from $9.07 on September 30, 1999, and the reinvestment of $0.467 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.34 from $9.28, and the reinvestment of $0.402 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.09% for Class A and 4.30% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.39% and 7.94%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.90% and 4.37%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 9.04% and 8.07%.(4)

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 45.82% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.27% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)               CLASS A     CLASS B
--------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------
One Year                     5.95%       5.17%
Five Years                   4.87        4.37
Life of Fund+                3.71        3.80

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
--------------------------------------------------
One Year                     0.94%       0.17%
Five Years                   3.85        4.04
Life of Fund+                2.96        3.80

+Inception date: Class A: 12/7/93; Class B: 6/11/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
RHODE ISLAND MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

June 30, 1993 - September 30, 2000

                            [CHART]

DATE              EATON VANCE         LEHMAN BROTHERS
            RHODE ISLAND MUNICIPALS   MUNICIPAL BOND
                 FUND, CLASS B            INDEX
 6/30/1993         $10,000               $10,000
 7/31/1993          $9,970               $10,013
 8/31/1993         $10,328               $10,221
 9/30/1993         $10,453               $10,338
10/31/1993         $10,406               $10,358
11/30/1993         $10,259               $10,266
12/31/1993         $10,587               $10,483
 1/31/1994         $10,729               $10,603
 2/28/1994         $10,297               $10,328
 3/31/1994          $9,643                $9,908
 4/30/1994          $9,711                $9,992
 5/31/1994          $9,832               $10,078
 6/30/1994          $9,740               $10,020
 7/31/1994          $9,944               $10,200
 8/31/1994          $9,961               $10,236
 9/30/1994          $9,731               $10,086
10/31/1994          $9,458                $9,907
11/30/1994          $9,202                $9,727
12/31/1994          $9,503                $9,941
 1/31/1995          $9,885               $10,226
 2/28/1995         $10,200               $10,523
 3/31/1995         $10,305               $10,644
 4/30/1995         $10,274               $10,656
 5/31/1995         $10,513               $10,996
 6/30/1995         $10,290               $10,900
 7/31/1995         $10,380               $11,003
 8/31/1995         $10,523               $11,143
 9/30/1995         $10,600               $11,214
10/31/1995         $10,802               $11,377
11/30/1995         $10,993               $11,566
12/31/1995         $11,116               $11,677
 1/31/1996         $11,184               $11,765
 2/29/1996         $11,045               $11,685
 3/31/1996         $10,881               $11,536
 4/30/1996         $10,880               $11,503
 5/31/1996         $10,900               $11,499
 6/30/1996         $11,005               $11,624
 7/31/1996         $11,104               $11,729
 8/31/1996         $11,077               $11,727
 9/30/1996         $11,252               $11,891
10/31/1996         $11,341               $12,025
11/30/1996         $11,540               $12,245
12/31/1996         $11,490               $12,194
 1/31/1997         $11,449               $12,217
 2/28/1997         $11,557               $12,329
 3/31/1997         $11,426               $12,164
 4/30/1997         $11,540               $12,266
 5/31/1997         $11,716               $12,451
 6/30/1997         $11,834               $12,584
 7/31/1997         $12,183               $12,932
 8/31/1997         $12,055               $12,811
 9/30/1997         $12,174               $12,963
10/31/1997         $12,230               $13,046
11/30/1997         $12,315               $13,123
12/31/1997         $12,493               $13,315
 1/31/1998         $12,601               $13,452
 2/28/1998         $12,611               $13,456
 3/31/1998         $12,626               $13,468
 4/30/1998         $12,506               $13,407
 5/31/1998         $12,715               $13,619
 6/30/1998         $12,736               $13,673
 7/31/1998         $12,755               $13,707
 8/31/1998         $12,972               $13,919
 9/30/1998         $13,132               $14,092
10/31/1998         $13,059               $14,092
11/30/1998         $13,119               $14,142
12/31/1998         $13,109               $14,177
 1/31/1999         $13,233               $14,346
 2/28/1999         $13,136               $14,283
 3/31/1999         $13,148               $14,303
 4/30/1999         $13,180               $14,338
 5/31/1999         $13,055               $14,255
 6/30/1999         $12,845               $14,050
 7/31/1999         $12,822               $14,102
 8/31/1999         $12,575               $13,988
 9/30/1999         $12,485               $13,994
10/31/1999         $12,261               $13,843
11/30/1999         $12,374               $13,990
12/31/1999         $12,201               $13,886
 1/31/2000         $12,048               $13,825
 2/29/2000         $12,295               $13,986
 3/31/2000         $12,655               $14,291
 4/30/2000         $12,525               $14,207
 5/31/2000         $12,444               $14,133
 6/30/2000         $12,824               $14,508
 7/31/2000         $13,054               $14,709
 8/31/2000         $13,266               $14,936
 9/30/2000         $13,131               $14,858

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/7/93 at net asset value would have grown to $12,816 on 9/30/00; $12,206, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- West Virginia's seasonally adjusted unemployment rate declined from 6.6% in August of 1999 to 5.2% in August 2000. The employment rate continued to lag the nation's rate, but it represented an ongoing improvement in the state. The service-producing sector added the most new jobs in the time period.

- Management reduced the number of holdings in some industrial credits, such as paper, coal, and electric power companies. With credit spreads likely to widen in the future, a large commitment of these types of bonds could have had a negative impact on performance.

- The healthcare industry is another area in which management reduced the Portfolio's exposure. The sector has been under pressure in reaction to health care proposals and increasingly difficult industry fundamentals.

RATING DISTRIBUTION+
--------------------------------------------------------------------------------

[CHART]

AAA              64.0%
A                16.7%
BBB              11.8%
Non-Rated         7.5%

THE FUND
--------------------------------------------------------------------------------

- During the year ended September 30, 2000, the Fund's Class A and Class B shares had total returns of 5.39% and 4.62%, respectively.(1) For Class A, this return resulted from a net asset value (NAV) per share of $9.29 on September 30, 2000, unchanged from September 30, 1999, and the reinvestment of $0.479 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.48 from $9.47, and the reinvestment of $0.411 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on September 30, 2000, the distribution rates were 5.06% for Class A and 4.34% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.96% and 7.69%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 4.76% and 4.32%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.43%and 7.65%.(4)


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.53% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.90% of the total dividends paid by the Fund from net investment income during the year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

+May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF SEPTEMBER 30, 2000

PERFORMANCE(6)               CLASS A     CLASS B
--------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------
One Year                     5.39%       4.62%
Five Years                   5.12        4.35
Life of Fund+                4.07        3.88

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
--------------------------------------------------
One Year                     0.42%      -0.38%
Five Years                   4.10        4.01
Life of Fund+                3.33        3.88

+Inception date: Class A: 12/13/93; Class B: 6/11/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE WEST VIRGINIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

June 30, 1993 - September 30, 2000

                            [CHART]

DATE            EATON VANCE WEST       LEHMAN BROTHERS
              VIRGINIA MUNICIPALS      MUNICIPAL BOND
                 FUND, CLASS B            INDEX
 6/30/1993          $10,000               $10,000
 7/31/1993           $9,910               $10,013
 8/31/1993          $10,201               $10,221
 9/30/1993          $10,347               $10,338
10/31/1993          $10,321               $10,358
11/30/1993          $10,184               $10,266
12/31/1993          $10,483               $10,483
 1/31/1994          $10,614               $10,603
 2/28/1994          $10,294               $10,328
 3/31/1994           $9,691                $9,908
 4/30/1994           $9,726                $9,992
 5/31/1994           $9,835               $10,078
 6/30/1994           $9,710               $10,020
 7/31/1994           $9,934               $10,200
 8/31/1994           $9,949               $10,236
 9/30/1994           $9,761               $10,086
10/31/1994           $9,519                $9,907
11/30/1994           $9,231                $9,727
12/31/1994           $9,508                $9,941
 1/31/1995           $9,844               $10,226
 2/28/1995          $10,212               $10,523
 3/31/1995          $10,304               $10,644
 4/30/1995          $10,305               $10,656
 5/31/1995          $10,607               $10,996
 6/30/1995          $10,417               $10,900
 7/31/1995          $10,483               $11,003
 8/31/1995          $10,624               $11,143
 9/30/1995          $10,678               $11,214
10/31/1995          $10,889               $11,377
11/30/1995          $11,101               $11,566
12/31/1995          $11,257               $11,677
 1/31/1996          $11,301               $11,765
 2/29/1996          $11,172               $11,685
 3/31/1996          $10,985               $11,536
 4/30/1996          $10,948               $11,503
 5/31/1996          $10,956               $11,499
 6/30/1996          $11,047               $11,624
 7/31/1996          $11,154               $11,729
 8/31/1996          $11,137               $11,727
 9/30/1996          $11,321               $11,891
10/31/1996          $11,419               $12,025
11/30/1996          $11,615               $12,245
12/31/1996          $11,563               $12,194
 1/31/1997          $11,557               $12,217
 2/28/1997          $11,663               $12,329
 3/31/1997          $11,508               $12,164
 4/30/1997          $11,621               $12,266
 5/31/1997          $11,783               $12,451
 6/30/1997          $11,888               $12,584
 7/31/1997          $12,221               $12,932
 8/31/1997          $12,118               $12,811
 9/30/1997          $12,247               $12,963
10/31/1997          $12,302               $13,046
11/30/1997          $12,410               $13,123
12/31/1997          $12,610               $13,315
 1/31/1998          $12,728               $13,452
 2/28/1998          $12,738               $13,456
 3/31/1998          $12,739               $13,468
 4/30/1998          $12,631               $13,407
 5/31/1998          $12,837               $13,619
 6/30/1998          $12,856               $13,673
 7/31/1998          $12,874               $13,707
 8/31/1998          $13,075               $13,919
 9/30/1998          $13,207               $14,092
10/31/1998          $13,148               $14,092
11/30/1998          $13,181               $14,142
12/31/1998          $13,197               $14,177
 1/31/1999          $13,320               $14,346
 2/28/1999          $13,250               $14,283
 3/31/1999          $13,238               $14,303
 4/30/1999          $13,283               $14,338
 5/31/1999          $13,160               $14,255
 6/30/1999          $12,913               $14,050
 7/31/1999          $12,905               $14,102
 8/31/1999          $12,675               $13,988
 9/30/1999          $12,627               $13,994
10/31/1999          $12,418               $13,843
11/30/1999          $12,518               $13,990
12/31/1999          $12,361               $13,886
 1/31/2000          $12,224               $13,825
 2/29/2000          $12,443               $13,986
 3/31/2000          $12,759               $14,291
 4/30/2000          $12,659               $14,207
 5/31/2000          $12,538               $14,133
 6/30/2000          $12,875               $14,508
 7/31/2000          $13,118               $14,709
 8/31/2000          $13,329               $14,936
 9/30/2000          $13,210               $14,858

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 6/11/93. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged national municipal market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/13/93 at net asset value would have grown to $13,120 on 9/30/00; $12,496, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $225,479,110    $279,395,500     $176,721,501       $15,348,048
   Unrealized appreciation
      (depreciation)                         13,341,040      (1,538,596)         438,750           334,678
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $238,820,150    $277,856,904     $177,160,251       $15,682,726
-------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $    347,911    $    173,544     $     46,851       $     1,272
Miscellaneous receivable                          2,978              --               --                --
-------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $239,171,039    $278,030,448     $177,207,102       $15,683,998
-------------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $    166,663    $    719,090     $    462,326       $     6,503
Dividends payable                               499,434         538,858          339,581            28,406
Payable to affiliate for Trustees' fees              --              40               --                --
Accrued expenses                                194,562         186,553          132,724            23,569
-------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $    860,659    $  1,444,541     $    934,631       $    58,478
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $238,310,380    $276,585,907     $176,272,471       $15,625,520
-------------------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------------------
Paid-in capital                            $243,600,783    $279,181,342     $184,037,440       $16,660,726
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (18,481,688)     (1,058,778)      (7,933,598)       (1,395,511)
Accumulated undistributed (distributions
   in excess of) net investment income         (149,755)          1,939         (270,121)           25,627
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                     13,341,040      (1,538,596)         438,750           334,678
-------------------------------------------------------------------------------------------------------------
TOTAL                                      $238,310,380    $276,585,907     $176,272,471       $15,625,520
-------------------------------------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 17,616,943    $ 12,557,809     $ 11,212,054       $ 1,269,230
SHARES OUTSTANDING                            1,715,269       1,254,407        1,243,233           136,349
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      10.27    $      10.01     $       9.02       $      9.31
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      10.78    $      10.51     $       9.47       $      9.77
-------------------------------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $220,693,437    $264,028,098     $157,801,278       $14,356,290
SHARES OUTSTANDING                           23,250,642      25,720,139       15,698,586         1,507,085
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $       9.49    $      10.27     $      10.05       $      9.53
-------------------------------------------------------------------------------------------------------------
Class I Shares
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $         --    $         --     $  7,259,139       $        --
SHARES OUTSTANDING                                   --              --          779,805                --
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $         --    $         --     $       9.31       $        --
-------------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                          NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $324,368,781   $186,760,159     $37,644,675        $24,860,688
   Unrealized appreciation
      (depreciation)                        11,119,306     (2,792,458)        (32,061)           (72,947)
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $335,488,087   $183,967,701     $37,612,614        $24,787,741
------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    117,919   $    118,387     $    73,281        $        --
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $335,606,006   $184,086,088     $37,685,895        $24,787,741
------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $    346,111   $    525,887     $    12,134        $     5,109
Dividends payable                              620,497        382,451          75,107             43,626
Payable to affiliate for Trustees' fees             --             56              --              1,052
Accrued expenses                               215,319        162,238          36,967             33,730
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  1,181,927   $  1,070,632     $   124,208        $    83,517
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $334,424,079   $183,015,456     $37,561,687        $24,704,224
------------------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Paid-in capital                           $326,375,419   $186,142,927     $40,104,067        $26,004,342
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (2,450,149)      (419,863)     (2,506,881)        (1,183,545)
Accumulated undistributed (distributions
   in excess of) net investment income        (620,497)        84,850          (3,438)           (43,626)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                    11,119,306     (2,792,458)        (32,061)           (72,947)
------------------------------------------------------------------------------------------------------------
TOTAL                                     $334,424,079   $183,015,456     $37,561,687        $24,704,224
------------------------------------------------------------------------------------------------------------
Class A Shares
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 11,410,922   $  8,051,603     $ 4,245,455        $ 2,309,749
SHARES OUTSTANDING                           1,151,030        902,212         465,760            248,694
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.91   $       8.92     $      9.12        $      9.29
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      10.40   $       9.36     $      9.57        $      9.75
------------------------------------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------------------------------------
NET ASSETS                                $323,013,157   $174,963,853     $33,316,232        $22,394,475
SHARES OUTSTANDING                          30,178,520     17,363,614       3,568,587          2,362,158
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.70   $      10.08     $      9.34        $      9.48
------------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $15,260,541    $18,871,423      $11,835,303         $ 967,281
Expenses allocated from Portfolio            (1,394,497)    (1,548,917)        (976,066)          (73,324)
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $13,866,044    $17,322,506      $10,859,237         $ 893,957
-------------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $     4,423    $     3,206      $     4,422         $     222
Distribution and service fees
   Class A                                       29,105         26,914           23,552             2,172
   Class B                                      956,220      2,605,948        1,553,371           139,553
Legal and accounting services                    29,393         29,900           28,499            24,744
Printing and postage                             18,550         27,436           19,617             2,943
Custodian fee                                    23,531          2,049           18,566             5,534
Transfer and dividend disbursing agent
   fees                                         219,768        240,416          155,627            15,105
Registration fees                                 1,479          5,930            2,300               100
Miscellaneous                                    19,679         33,153           28,647             7,510
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $ 1,302,148    $ 2,974,952      $ 1,834,601         $ 197,883
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $12,563,896    $14,347,554      $ 9,024,636         $ 696,074
-------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $  (433,700)   $  (731,229)     $   806,621         $   5,634
   Financial futures contracts                 (109,410)      (125,821)        (412,303)           (7,227)
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                    $  (543,110)   $  (857,050)     $   394,318         $  (1,593)
-------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $  (999,969)   $(1,871,030)     $(2,752,999)        $(103,473)
   Financial futures contracts                       --             --          (27,516)               --
-------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $  (999,969)   $(1,871,030)     $(2,780,515)        $(103,473)
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(1,543,079)   $(2,728,080)     $(2,386,197)        $(105,066)
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $11,020,817    $11,619,474      $ 6,638,439         $ 591,008
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                          NEW YORK FUND   OHIO FUND   RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $21,772,764   $12,765,251     $2,319,330          $1,479,103
Expenses allocated from Portfolio           (1,941,612)   (1,113,595)      (152,387)           (106,531)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $19,831,152   $11,651,656     $2,166,943          $1,372,572
-----------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     4,423   $     3,212     $      221          $       --
Distribution and service fees
   Class A                                      20,411        12,833          6,295               3,911
   Class B                                   3,213,946     1,721,911        320,915             207,671
Legal and accounting services                   16,115        31,237         24,053              25,061
Printing and postage                            34,209        22,594          4,726               4,587
Custodian fee                                   26,113        22,098          5,762               5,962
Transfer and dividend disbursing agent
   fees                                        292,508       163,686         30,645              20,411
Registration fees                                1,101         4,600            299               1,000
Miscellaneous                                   20,609        21,075          8,630              10,209
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $ 3,629,435   $ 2,003,246     $  401,546          $  278,812
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $16,201,717   $ 9,648,410     $1,765,397          $1,093,760
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $(2,135,289)  $   146,566     $ (401,663)         $  (78,492)
   Financial futures contracts                (187,750)     (125,865)            --              (1,465)
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $(2,323,039)  $    20,701     $ (401,663)         $  (79,957)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $ 3,047,937   $(4,682,142)    $  472,241          $   71,326
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $ 3,047,937   $(4,682,142)    $  472,241          $   71,326
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)    $   724,898   $(4,661,441)    $   70,578          $   (8,631)
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $16,926,615   $ 4,986,969     $1,835,975          $1,085,129
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 12,563,896    $ 14,347,554     $  9,024,636       $   696,074
   Net realized gain (loss)                    (543,110)       (857,050)         394,318            (1,593)
   Net change in unrealized appreciation
      (depreciation)                           (999,969)     (1,871,030)      (2,780,515)         (103,473)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 11,020,817    $ 11,619,474     $  6,638,439       $   591,008
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (865,911)   $   (719,785)    $   (700,166)      $   (56,317)
      Class B                               (11,893,295)    (13,363,789)      (7,734,888)         (655,435)
      Class I                                        --              --         (458,128)               --
   In excess of net investment income
      Class A                                   (30,147)             --          (27,652)           (2,099)
      Class B                                  (101,540)             --               --                --
   In excess of net realized gains
      Class A                                        --        (150,602)              --                --
      Class B                                        --      (3,791,295)              --                --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(12,890,893)   $(18,025,471)    $ (8,920,834)      $  (713,851)
-------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  5,445,845    $  9,571,286     $  5,301,458       $   335,853
      Class B                                11,077,588      10,408,420        6,163,438           377,257
      Class I                                        --              --          160,208                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   362,635         331,861          365,326            22,936
      Class B                                 4,649,557       6,120,513        3,577,547           264,488
      Class I                                        --              --           37,555                --
   Cost of shares redeemed
      Class A                                (4,829,901)     (9,880,028)     (10,081,064)         (521,472)
      Class B                               (46,113,284)    (78,635,073)     (35,547,462)       (2,485,653)
      Class I                                        --              --       (3,099,134)               --
   Contingent deferred sales charges
      Class B                                   150,183              --               --                --
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(29,257,377)   $(62,083,021)    $(33,122,128)      $(2,006,591)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(31,127,453)   $(68,489,018)    $(35,404,523)      $(2,129,434)
-------------------------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of year                       $269,437,833    $345,074,925     $211,676,994       $17,754,954
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $238,310,380    $276,585,907     $176,272,471       $15,625,520
-------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (149,755)   $      1,939     $   (270,121)      $    25,627
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 16,201,717   $  9,648,410     $ 1,765,397        $ 1,093,760
   Net realized gain (loss)                 (2,323,039)        20,701        (401,663)           (79,957)
   Net change in unrealized appreciation
      (depreciation)                         3,047,937     (4,682,142)        472,241             71,326
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 16,926,615   $  4,986,969     $ 1,835,975        $ 1,085,129
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (611,854)  $   (468,273)    $  (191,074)       $  (104,574)
      Class B                              (15,589,863)    (9,300,206)     (1,521,786)          (989,186)
   In excess of net investment income
      Class A                                  (12,491)        (4,338)             --             (4,588)
      Class B                                  (94,505)            --              --            (23,589)
   From net realized gain
      Class A                                       --         (1,091)             --                 --
      Class B                                       --        (19,610)             --                 --
   In excess of net realized gains
      Class A                                       --         (3,449)             --                 --
      Class B                                       --        (69,889)             --                 --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(16,308,713)  $ (9,866,856)    $(1,712,860)       $(1,121,937)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  2,668,062   $  1,959,116     $ 1,641,715        $   543,087
      Class B                                8,477,237      7,383,182       2,911,486            878,270
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  281,190        181,252         115,060             73,294
      Class B                                8,100,110      4,406,887         798,662            468,286
   Cost of shares redeemed
      Class A                               (4,252,832)    (3,078,468)       (831,548)          (176,779)
      Class B                              (82,102,002)   (38,561,508)     (8,261,737)        (3,764,936)
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(66,828,235)  $(27,709,539)    $(3,626,362)       $(1,978,778)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(66,210,333)  $(32,589,426)    $(3,503,247)       $(2,015,586)
------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of year                      $400,634,412   $215,604,882     $41,064,934        $26,719,810
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $334,424,079   $183,015,456     $37,561,687        $24,704,224
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (620,497)  $     84,850     $    (3,438)       $   (43,626)
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA FUND  FLORIDA FUND   MASSACHUSETTS FUND  MISSISSIPPI FUND
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 13,929,303    $  17,322,276     $ 10,540,479       $   839,370
   Net realized gain                          3,046,334        8,737,267        2,848,960           220,833
   Net change in unrealized appreciation
      (depreciation)                        (29,972,370)     (44,500,638)     (23,254,391)       (1,662,971)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(12,996,733)   $ (18,441,095)    $ (9,864,952)      $  (602,768)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (673,875)   $    (647,333)    $   (787,162)      $   (80,289)
      Class B                               (12,531,445)     (16,164,899)      (9,070,180)         (756,146)
      Class I                                        --               --         (583,125)               --
   In excess of net investment income
      Class A                                   (18,068)              --           (1,110)               --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(13,223,388)   $ (16,812,232)    $(10,441,577)      $  (836,435)
--------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $ 10,176,447    $   7,154,899     $ 10,418,813       $   155,969
      Class B                                16,221,926       15,328,815       11,998,918         1,703,665
      Class I                                        --               --          149,838                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   311,225          260,728          354,184            52,749
      Class B                                 5,124,488        5,557,296        4,415,774           335,333
      Class I                                        --               --           87,260                --
   Cost of shares redeemed
      Class A                                (2,140,679)      (5,168,562)      (6,857,743)         (574,250)
      Class B                               (44,902,318)     (97,432,555)     (38,273,941)       (3,026,851)
      Class I                                        --               --         (401,900)               --
   Contingent deferred sales charges
      Class B                                   212,719               --               --                --
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(14,996,192)   $ (74,299,379)    $(18,108,797)      $(1,353,385)
--------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(41,216,313)   $(109,552,706)    $(38,415,326)      $(2,792,588)
--------------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------------
At beginning of year                       $310,654,146    $ 454,627,631     $250,092,320       $20,547,542
--------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $269,437,833    $ 345,074,925     $211,676,994       $17,754,954
--------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
--------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $    177,242    $    (262,431)    $   (373,923)      $    43,404
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 19,380,976   $ 10,789,819     $ 1,802,289        $ 1,225,530
   Net realized gain (loss)                    (66,830)      (146,960)        (41,515)           267,495
   Net change in unrealized appreciation
      (depreciation)                       (38,370,630)   (17,608,483)     (3,915,177)        (2,750,676)
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(19,056,484)  $ (6,965,624)    $(2,154,403)       $(1,257,651)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (655,858)  $   (417,394)    $  (127,239)       $   (91,400)
      Class B                              (18,642,328)   (10,498,716)     (1,656,262)        (1,134,130)
   In excess of net investment income
      Class A                                     (858)            --              --             (1,694)
      Class B                                       --             --              --            (23,972)
   From net realized gain
      Class A                                 (162,192)       (57,623)             --                 --
      Class B                               (6,002,259)    (1,824,977)             --                 --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(25,463,495)  $(12,798,710)    $(1,783,501)       $(1,251,196)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 12,294,400   $  4,653,870     $ 1,481,209        $   489,184
      Class B                               17,698,837      9,597,881       5,679,068          1,242,913
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  459,289        192,883          72,084             64,901
      Class B                               14,114,731      6,474,876         976,983            598,864
   Cost of shares redeemed
      Class A                              (10,456,245)    (1,560,998)       (210,877)          (362,350)
      Class B                              (74,072,217)   (37,977,963)     (4,953,374)        (4,467,339)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(39,961,205)  $(18,619,451)    $ 3,045,093        $(2,433,827)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(84,481,184)  $(38,383,785)    $  (892,811)       $(4,942,674)
------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of year                      $485,115,596   $253,988,667     $41,957,745        $31,662,484
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $400,634,412   $215,604,882     $41,064,934        $26,719,810
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (744,078)  $    209,257     $   (55,975)       $   (36,607)
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        CALIFORNIA FUND -- CLASS A
                                  --------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------
                                    2000(1)        1999        1998(1)
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.320      $11.340       $10.900
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income               $ 0.536      $ 0.544       $ 0.556
Net realized and unrealized
   gain (loss)                       (0.031)      (1.007)        0.468
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.505      $(0.463)      $ 1.024
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income          $(0.536)     $(0.542)      $(0.564)
In excess of net investment
   income                            (0.019)      (0.015)       (0.020)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.555)     $(0.557)      $(0.584)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.270      $10.320       $11.340
------------------------------------------------------------------------

TOTAL RETURN(2)                        5.17%       (4.25)%        9.65%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $17,617      $16,675       $ 9,740
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         0.89%        0.78%         0.79%
   Expenses after custodian
      fee reduction(3)                 0.88%        0.76%         0.77%
   Net investment income               5.35%        4.93%         5.02%
Portfolio Turnover of the
   Portfolio                             13%          28%           16%
------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     CALIFORNIA FUND -- CLASS B
                                  -----------------------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------------
                                    2000(1)        1999         1998(1)        1997         1996
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $  9.520      $ 10.420      $ 10.010      $  9.540     $  9.410
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income              $  0.475      $  0.474      $  0.431      $  0.451     $  0.464
Net realized and unrealized
   gain (loss)                       (0.024)       (0.934)        0.428         0.477        0.135
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $  0.451      $ (0.460)     $  0.859      $  0.928     $  0.599
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income         $ (0.483)     $ (0.448)     $ (0.431)     $ (0.451)    $ (0.465)
In excess of net investment
   income                            (0.004)           --        (0.018)       (0.007)      (0.004)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.487)     $ (0.448)     $ (0.449)     $ (0.458)    $ (0.469)
---------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES
   CHARGES                         $  0.006      $  0.008      $     --      $     --     $     --
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $  9.490      $  9.520      $ 10.420      $ 10.010     $  9.540
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        5.06%        (4.50)%        8.80%         9.98%        6.49%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $220,693      $252,763      $300,914      $321,157     $361,255
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.13%         1.18%         1.66%         1.69%        1.66%
   Expenses after custodian
      fee reduction(3)                 1.12%         1.16%         1.64%         1.68%        1.65%
   Net investment income               5.13%         4.70%         4.25%         4.66%        4.87%
Portfolio Turnover of the
   Portfolio                             13%           28%           16%           12%          14%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         FLORIDA FUND -- CLASS A
                                  --------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------
                                    2000(1)        1999        1998(1)
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.190      $11.150       $10.640
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income               $ 0.535      $ 0.549       $ 0.528
Net realized and unrealized
   gain (loss)                       (0.051)      (0.979)        0.532
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.484      $(0.430)      $ 1.060
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income          $(0.539)     $(0.530)      $(0.528)
In excess of net investment
   income                                --           --        (0.022)
In excess of net realized gain       (0.125)          --            --
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.664)     $(0.530)      $(0.550)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.010      $10.190       $11.150
------------------------------------------------------------------------

TOTAL RETURN(2)                        5.05%       (4.02)%       10.20%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $12,558      $12,818       $11,764
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         0.89%        0.75%         0.73%
   Expenses after custodian
      fee reduction(3)                 0.84%        0.70%         0.69%
   Net investment income               5.42%        5.07%         4.82%
Portfolio Turnover of the
   Portfolio                             12%          39%           25%
------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares oustanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       FLORIDA FUND -- CLASS B
                                  -----------------------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------------
                                    2000(1)        1999         1998(1)        1997         1996
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.430      $ 11.420      $ 10.900      $ 10.780     $ 10.720
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income              $  0.479      $  0.466      $  0.447      $  0.488     $  0.505
Net realized and unrealized
   gain (loss)                       (0.046)       (1.001)        0.546         0.136        0.067
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $  0.433      $ (0.535)     $  0.993      $  0.624     $  0.572
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income         $ (0.468)     $ (0.455)     $ (0.447)     $ (0.488)    $ (0.506)
In excess of net investment
   income                                --            --        (0.026)       (0.016)      (0.006)
In excess of net realized gain       (0.125)           --            --            --           --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.593)     $ (0.455)     $ (0.473)     $ (0.504)    $ (0.512)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 10.270      $ 10.430      $ 11.420      $ 10.900     $ 10.780
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        4.38%        (4.84)%        9.30%         5.89%        5.43%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $264,028      $332,227      $442,863      $504,057     $612,438
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.58%         1.58%         1.55%         1.57%        1.55%
   Expenses after custodian
      fee reduction(3)                 1.53%         1.53%         1.51%         1.53%        1.52%
   Net investment income               4.73%         4.23%         4.01%         4.50%        4.67%
Portfolio Turnover of the
   Portfolio                             12%           39%           25%           54%          51%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares oustanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        MASSACHUSETTS FUND -- CLASS A
                                  -----------------------------------------
                                          YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------
                                    2000(1)        1999(1)        1998(1)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.110        $ 9.940        $ 9.620
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income               $ 0.478        $ 0.504        $ 0.493
Net realized and unrealized
   gain (loss)                       (0.071)        (0.828)         0.357
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.407        $(0.324)       $ 0.850
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income          $(0.478)       $(0.505)       $(0.493)
In excess of net investment
   income                            (0.019)        (0.001)        (0.037)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.497)       $(0.506)       $(0.530)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.020        $ 9.110        $ 9.940
---------------------------------------------------------------------------

TOTAL RETURN(2)                        4.70%         (3.42)%         9.07%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $11,212        $15,825        $13,282
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         0.87%          0.70%          0.74%
   Expenses after custodian
      fee reduction(3)                 0.85%          0.68%          0.72%
   Net investment income               5.49%          5.23%          5.04%
Portfolio Turnover of the
   Portfolio                             15%            24%            28%
---------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     MASSACHUSETTS FUND -- CLASS B
                                  -------------------------------------------------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------------
                                    2000(1)        1999(1)        1998(1)        1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.130       $ 11.070       $ 10.690      $ 10.330     $ 10.270
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment income              $  0.468       $  0.470       $  0.468      $  0.487     $  0.491
Net realized and unrealized
   gain (loss)                       (0.088)        (0.945)         0.396         0.360        0.066
-----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $  0.380       $ (0.475)      $  0.864      $  0.847     $  0.557
-----------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------
From net investment income         $ (0.460)      $ (0.465)      $ (0.468)     $ (0.487)    $ (0.492)
In excess of net investment
   income                                --             --         (0.016)           --       (0.005)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.460)      $ (0.465)      $ (0.484)     $ (0.487)    $ (0.497)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 10.050       $ 10.130       $ 11.070      $ 10.690     $ 10.330
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        3.93%         (4.44)%         8.28%         8.41%        5.53%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $157,801       $185,540       $225,371      $239,838     $267,398
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.61%          1.57%          1.60%         1.61%        1.59%
   Expenses after custodian
      fee reduction(3)                 1.59%          1.55%          1.58%         1.59%        1.58%
   Net investment income               4.74%          4.37%          4.32%         4.70%        4.75%
Portfolio Turnover of the
   Portfolio                             15%            24%            28%           35%          51%
-----------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        MASSACHUSETTS FUND -- CLASS I
                                  -----------------------------------------
                                          YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------
                                    2000(1)        1999(1)        1998(1)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.390        $10.260        $ 9.890
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income               $ 0.519        $ 0.528        $ 0.527
Net realized and unrealized
   gain (loss)                       (0.079)        (0.869)         0.373
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.440        $(0.341)       $ 0.900
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income          $(0.520)       $(0.529)       $(0.527)
In excess of net investment
   income                                --             --         (0.003)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.520)       $(0.529)       $(0.530)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.310        $ 9.390        $10.260
---------------------------------------------------------------------------

TOTAL RETURN(2)                        4.92%         (3.53)%         9.34%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 7,259        $10,311        $11,439
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         0.68%          0.64%          0.66%
   Expenses after custodian
      fee reduction(3)                 0.66%          0.62%          0.64%
   Net investment income               5.67%          5.30%          5.24%
Portfolio Turnover of the
   Portfolio                             15%            24%            28%
---------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       MISSISSIPPI FUND -- CLASS A
                                  --------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------
                                    2000(1)        1999(1)        1998
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.350        $10.060      $ 9.740
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income               $ 0.459        $ 0.487      $ 0.474
Net realized and unrealized
   gain (loss)                       (0.023)        (0.715)       0.331
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.436        $(0.228)     $ 0.805
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income          $(0.459)       $(0.482)     $(0.478)
In excess of net investment
   income                            (0.017)            --       (0.007)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.476)       $(0.482)     $(0.485)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.310        $ 9.350      $10.060
------------------------------------------------------------------------

TOTAL RETURN(2)                        4.87%         (2.37)%       8.47%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,269        $ 1,455      $ 1,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.02%          0.70%        0.72%
   Expenses after custodian
      fee reduction(3)                 1.00%          0.68%        0.70%
   Net investment income               5.02%          4.97%        4.77%
Portfolio Turnover of the
   Portfolio                              4%            16%          17%
------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   MISSISSIPPI FUND -- CLASS B
                                  --------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------------
                                    2000(1)        1999(1)        1998        1997        1996
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.560        $10.300      $ 9.970     $ 9.610     $ 9.480
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income               $ 0.404        $ 0.417      $ 0.419     $ 0.433     $ 0.451
Net realized and unrealized
   gain (loss)                       (0.023)        (0.741)       0.337       0.362       0.122
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.381        $(0.324)     $ 0.756     $ 0.795     $ 0.573
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net investment income          $(0.411)       $(0.416)     $(0.426)    $(0.435)    $(0.443)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.530        $ 9.560      $10.300     $ 9.970     $ 9.610
------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        4.14%         (3.25)%       7.75%       8.45%       6.17%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $14,356        $16,300      $18,615     $20,924     $23,862
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                     1.76%          1.51%        1.50%       1.60%       1.44%
   Net expenses after
      custodian fee
      reduction(3)                     1.74%          1.49%        1.48%       1.59%       1.41%
   Net investment income               4.28%          4.16%        4.12%       4.39%       4.64%
Portfolio Turnover of the
   Portfolio                              4%            16%          17%          6%         12%
------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                             1.55%
   Expenses after custodian
      fee reduction(3)                                                                     1.52%
   Net investment income                                                                   4.53%
Net investment income per
   share                                                                                $ 0.440
------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          NEW YORK FUND -- CLASS A
                                  -----------------------------------------
                                          YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------
                                    2000(1)        1999(1)        1998(1)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.860        $10.920        $10.510
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income               $ 0.515        $ 0.532        $ 0.538
Net realized and unrealized
   gain (loss)                        0.061         (0.907)         0.446
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.576        $(0.375)       $ 0.984
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income          $(0.515)       $(0.533)       $(0.538)
In excess of net investment
   income                            (0.011)        (0.001)        (0.013)
From net realized gain                   --         (0.151)        (0.023)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.526)       $(0.685)       $(0.574)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.910        $ 9.860        $10.920
---------------------------------------------------------------------------

TOTAL RETURN(2)                        6.09%         (3.63)%         9.62%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $11,411        $12,683        $11,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         0.83%          0.77%          0.77%
   Expenses after custodian
      fee reduction(3)                 0.83%          0.76%          0.75%
   Net investment income               5.29%          5.09%          5.03%
Portfolio Turnover of the
   Portfolio                             27%            41%            55%
---------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       NEW YORK FUND -- CLASS B
                                  -------------------------------------------------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------------
                                    2000(1)        1999(1)        1998(1)        1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.640       $ 11.760       $ 11.300      $ 10.930     $ 10.830
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment income              $  0.474       $  0.483       $  0.488      $  0.506     $  0.506
Net realized and unrealized
   gain (loss)                        0.063         (0.972)         0.478         0.375        0.116
-----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $  0.537       $ (0.489)      $  0.966      $  0.881     $  0.622
-----------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------
From net investment income         $ (0.474)      $ (0.480)      $ (0.483)     $ (0.506)    $ (0.508)
In excess of net investment
   income                            (0.003)            --             --        (0.005)      (0.014)
From net realized gain                   --         (0.151)        (0.023)           --           --
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.477)      $ (0.631)      $ (0.506)     $ (0.511)    $ (0.522)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 10.700       $ 10.640       $ 11.760      $ 11.300     $ 10.930
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        5.24%         (4.35)%         8.76%         8.23%        5.87%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $323,013       $387,951       $473,396      $517,393     $590,397
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.59%          1.57%          1.58%         1.63%        1.54%
   Expenses after custodian
      fee reduction(3)                 1.59%          1.56%          1.56%         1.63%        1.51%
   Net investment income               4.54%          4.27%          4.26%         4.56%        4.64%
Portfolio Turnover of the
   Portfolio                             27%            41%            55%           44%          47%
-----------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        OHIO FUND -- CLASS A
                                  --------------------------------
                                      YEAR ENDED SEPTEMBER 30,
                                  --------------------------------
                                    2000        1999        1998
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.120     $ 9.930     $ 9.680
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.506     $ 0.511     $ 0.514
Net realized and unrealized
   gain (loss)                     (0.186)     (0.725)      0.249
------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.320     $(0.214)    $ 0.763
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.511)    $(0.513)    $(0.513)
In excess of net investment
   income                          (0.005)         --          --
From net realized gain             (0.001)     (0.083)         --
In excess of net realized gain     (0.003)         --          --
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.520)    $(0.596)    $(0.513)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 8.920     $ 9.120     $ 9.930
------------------------------------------------------------------

TOTAL RETURN(1)                      3.74%      (2.31)%      8.07%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 8,052     $ 9,203     $ 6,622
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       0.88%       0.77%       0.80%
   Expenses after custodian
      fee reduction(2)               0.88%       0.76%       0.78%
   Net investment income             5.74%       5.32%       5.25%
Portfolio Turnover of the
   Portfolio                           28%         59%         17%
------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      OHIO FUND -- CLASS B
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.290     $ 11.210     $ 10.930     $ 10.590     $ 10.510
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income             $  0.495     $  0.490     $  0.495     $  0.499     $  0.494
Net realized and unrealized
   gain (loss)                      (0.201)      (0.832)       0.280        0.328        0.071
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $  0.294     $ (0.342)    $  0.775     $  0.827     $  0.565
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income        $ (0.500)    $ (0.495)    $ (0.495)    $ (0.487)    $ (0.485)
From net realized gain              (0.001)      (0.083)          --           --           --
In excess of net realized gain      (0.003)          --           --           --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.504)    $ (0.578)    $ (0.495)    $ (0.487)    $ (0.485)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.080     $ 10.290     $ 11.210     $ 10.930     $ 10.590
-----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       3.04%       (3.21)%       7.24%        7.98%        5.48%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $174,964     $206,401     $247,367     $267,001     $289,829
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        1.65%        1.61%        1.62%        1.63%        1.63%
   Expenses after custodian
      fee reduction(2)                1.65%        1.60%        1.60%        1.62%        1.61%
   Net investment income              4.96%        4.50%        4.46%        4.65%        4.66%
Portfolio Turnover of the
   Portfolio                            28%          59%          17%          30%          35%
-----------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     RHODE ISLAND FUND -- CLASS A
                                  -----------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------
                                    2000        1999(1)        1998
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.070       $ 9.940      $ 9.610
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income             $ 0.471       $ 0.474      $ 0.471
Net realized and unrealized
   gain (loss)                      0.046        (0.872)       0.328
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.517       $(0.398)     $ 0.799
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income        $(0.467)      $(0.472)     $(0.469)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.120       $ 9.070      $ 9.940
---------------------------------------------------------------------

TOTAL RETURN(2)                      5.95%        (4.16)%       8.52%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 4,245       $ 3,290      $ 2,200
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.79%         0.69%        0.69%
   Expenses after custodian
      fee reduction(3)               0.76%         0.65%        0.66%
   Net investment income             5.27%         4.94%        4.83%
Portfolio Turnover of the
   Portfolio                           15%           18%          24%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 RHODE ISLAND FUND -- CLASS B
                                  -----------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------
                                    2000        1999(1)        1998        1997        1996
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.280       $10.170      $ 9.840     $ 9.510     $ 9.400
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income             $ 0.414       $ 0.409      $ 0.422     $ 0.427     $ 0.440
Net realized and unrealized
   gain (loss)                      0.048        (0.894)       0.334       0.334       0.125
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.462       $(0.485)     $ 0.756     $ 0.761     $ 0.565
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net investment income        $(0.402)      $(0.405)     $(0.422)    $(0.427)    $(0.444)
In excess of net investment
   income                              --            --       (0.004)     (0.004)     (0.011)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.402)      $(0.405)     $(0.426)    $(0.431)    $(0.455)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.340       $ 9.280      $10.170     $ 9.840     $ 9.510
---------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      5.17%        (4.92)%       7.87%       8.19%       6.14%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $33,316       $37,775      $39,758     $38,234     $39,488
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                   1.56%         1.49%        1.46%       1.40%       1.35%
   Net expenses after
      custodian fee
      reduction(3)                   1.53%         1.45%        1.43%       1.35%       1.32%
   Net investment income             4.56%         4.15%        4.23%       4.43%       4.63%
Portfolio Turnover of the
   Portfolio                           15%           18%          24%         39%         25%
---------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment advisor fee, an allocation of expenses to the Investment Advisor or
   Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                              1.52%       1.47%
   Expenses after custodian
      fee reduction(3)                                                      1.47%       1.44%
   Net investment income                                                    4.31%       4.51%
Net investment income per
   share                                                                 $ 0.415     $ 0.429
---------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      WEST VIRGINIA FUND -- CLASS A
                                  --------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------
                                    2000(1)        1999(1)        1998
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.290        $10.120      $ 9.790
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income               $ 0.459        $ 0.476      $ 0.504
Net realized and unrealized
   gain (loss)                        0.020         (0.821)       0.325
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.479        $(0.345)     $ 0.829
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income          $(0.459)       $(0.476)     $(0.499)
In excess of net investment
   income                            (0.020)        (0.009)          --
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.479)       $(0.485)     $(0.499)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.290        $ 9.290      $10.120
------------------------------------------------------------------------

TOTAL RETURN(2)                        5.39%         (3.55)%       8.68%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,310        $ 1,866      $ 1,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         0.91%          0.70%        0.66%
   Expenses after custodian
      fee reduction(3)                 0.89%          0.68%        0.63%
   Net investment income               5.02%          4.84%        5.06%
Portfolio Turnover of the
   Portfolio                              7%            32%          16%
------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  WEST VIRGINIA FUND -- CLASS B
                                  --------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------------
                                    2000(1)        1999(1)        1998        1997        1996
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.470        $10.320      $ 9.970     $ 9.620     $ 9.500
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income               $ 0.402        $ 0.403      $ 0.430     $ 0.419     $ 0.420
Net realized and unrealized
   gain (loss)                        0.019         (0.842)       0.336       0.351       0.147
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.421        $(0.439)     $ 0.766     $ 0.770     $ 0.567
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net investment income          $(0.402)       $(0.402)     $(0.416)    $(0.419)    $(0.427)
In excess of net investment
   income                            (0.009)        (0.009)          --      (0.001)     (0.020)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.411)       $(0.411)     $(0.416)    $(0.420)    $(0.447)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.480        $ 9.470      $10.320     $ 9.970     $ 9.620
------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        4.62%         (4.40)%       7.84%       8.18%       6.02%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $22,394        $24,854      $29,824     $31,524     $37,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.62%          1.53%        1.48%       1.53%       1.55%
   Expenses after custodian
      fee reduction(3)                 1.60%          1.51%        1.45%       1.51%       1.51%
   Net investment income               4.32%          4.02%        4.25%       4.31%       4.30%
Portfolio Turnover of the
   Portfolio                              7%            32%          16%         24%         43%
------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund). The California Fund, the Florida Fund, the Mississippi Fund, the New York Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The Massachusetts Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at September 30, 2000 for each Fund except Mississippi, Rhode Island and West Virginia which were 99.1%, 99.6% and 99.4%, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers was acquired through the

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT       EXPIRES
    -------------------------------------------------------------------------
    California Fund                           $   663,911  September 30, 2008
                                               17,095,660  September 30, 2004
    Florida Fund                                  863,997  September 30, 2008
    Massachusetts Fund                              2,135  September 30, 2005
                                                7,889,824  September 30, 2004
    Mississippi Fund                            1,397,104  September 30, 2004
    New York Fund                                 311,316  September 30, 2008
                                                    7,756  September 30, 2007
    Ohio Fund                                     243,991  September 30, 2008
    Rhode Island Fund                             184,964  September 30, 2008
                                                   34,703  September 30, 2005
                                                1,523,162  September 30, 2004
                                                  426,784  September 30, 2003
                                                   21,699  September 30, 2002
    West Virginia Fund                                526  September 30, 2008
                                                  170,463  September 30, 2006
                                                  835,610  September 30, 2005

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders. Pursuant to section 852 of the Internal Revenue Code, the Florida Fund and the Ohio Fund designate $3,941,897 and $94,039, respectively, of distributions from tax-exempt income as long-term capital gain distributions for the taxable year ended September 30, 2000.

   Additionally, at September 30, 2000, California Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund had net capital losses of $60,345, $1,250, $1,566,598, $70,786, $315,428 and
   $160,741, respectively, attributable to security transactions incurred after October 31, 1999. These capital losses are treated as arising on the first day of each of the Fund's net taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                  CALIFORNIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        546,977      924,993
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  36,124       28,544
    Redemptions                                 (483,965)    (196,430)
    ------------------------------------------------------------------
    NET INCREASE                                  99,136      757,107
    ------------------------------------------------------------------
                                                  CALIFORNIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      1,193,240    1,604,914
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 502,584      508,868
    Redemptions                               (4,992,828)  (4,454,400)
    ------------------------------------------------------------------
    NET DECREASE                              (3,297,004)  (2,340,618)
    ------------------------------------------------------------------
                                                    FLORIDA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        973,379      652,645
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  33,609       24,149
    Redemptions                               (1,010,788)    (473,493)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (3,800)     203,301
    ------------------------------------------------------------------
                                                    FLORIDA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      1,028,808    1,375,863
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 604,600      501,473
    Redemptions                               (7,773,032)  (8,793,156)
    ------------------------------------------------------------------
    NET DECREASE                              (6,139,624)  (6,915,820)
    ------------------------------------------------------------------

                                                 MASSACHUSETTS FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        600,896    1,080,772
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  41,096       36,852
    Redemptions                               (1,135,000)    (717,242)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (493,008)     400,382
    ------------------------------------------------------------------

                                                 MASSACHUSETTS FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        624,377    1,108,959
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 361,923      411,088
    Redemptions                               (3,600,056)  (3,569,046)
    ------------------------------------------------------------------
    NET DECREASE                              (2,613,756)  (2,048,999)
    ------------------------------------------------------------------

                                                 MASSACHUSETTS FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS I                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         17,822       15,073
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   4,095        8,761
    Redemptions                                 (340,121)     (40,852)
    ------------------------------------------------------------------
    NET DECREASE                                (318,204)     (17,018)
    ------------------------------------------------------------------

                                                  MISSISSIPPI FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         35,782       15,723
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   2,509        5,365
    Redemptions                                  (57,606)     (57,512)
    ------------------------------------------------------------------
    NET DECREASE                                 (19,315)     (36,424)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                  MISSISSIPPI FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         40,254      168,593
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  28,187       33,450
    Redemptions                                 (265,542)    (305,972)
    ------------------------------------------------------------------
    NET DECREASE                                (197,101)    (103,929)
    ------------------------------------------------------------------

                                                   NEW YORK FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        276,495    1,167,623
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  28,995       43,894
    Redemptions                                 (440,852)    (998,505)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (135,362)     213,012
    ------------------------------------------------------------------

                                                   NEW YORK FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        812,779    1,559,455
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 773,581    1,244,490
    Redemptions                               (7,878,326)  (6,578,544)
    ------------------------------------------------------------------
    NET DECREASE                              (6,291,966)  (3,774,599)
    ------------------------------------------------------------------

                                                     OHIO FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        223,122      486,478
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  20,562       20,066
    Redemptions                                 (350,810)    (163,880)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (107,126)     342,664
    ------------------------------------------------------------------

                                                     OHIO FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        746,460      879,762
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 442,088      593,879
    Redemptions                               (3,877,897)  (3,491,296)
    ------------------------------------------------------------------
    NET DECREASE                              (2,689,349)  (2,017,655)
    ------------------------------------------------------------------

                                                 RHODE ISLAND FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        183,845      155,911
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,927        7,535
    Redemptions                                  (93,818)     (21,897)
    ------------------------------------------------------------------
    NET INCREASE                                 102,954      141,549
    ------------------------------------------------------------------

                                                 RHODE ISLAND FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        316,927      570,367
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  87,630       99,187
    Redemptions                                 (906,586)    (508,534)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (502,029)     161,020
    ------------------------------------------------------------------

                                                 WEST VIRGINIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         59,365       49,303
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   8,050        6,635
    Redemptions                                  (19,548)     (36,776)
    ------------------------------------------------------------------
    NET INCREASE                                  47,867       19,162
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                 WEST VIRGINIA FUND
                                              ------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         94,358      123,118
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  50,350       59,766
    Redemptions                                 (406,510)    (448,800)
    ------------------------------------------------------------------
    NET DECREASE                                (261,802)    (265,916)
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,607, $5,151, $2,788, $811, $4,594, $3,509, $1,909 and $1,337 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2000.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B shares (Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plans) (collectively, the Plans). The Class B Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% of each Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B share and, accordingly, reduces the Class B's net assets. For the year ended September 30, 2000, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $2,164,704, $1,246,371, $112,080, $2,578,766, $1,389,272,
   $258,184 and $171,625 respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. The California Fund paid $429,328 representing 0.19% of the Fund's Class B average daily net assets. At September 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $5,689,000, $3,496,000, $599,000,
   $3,501,000, $3,423,000, $1,290,000 and $766,000, respectively. The California
   Fund had no Uncovered Distribution Charges at September 30, 2000.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees initially implemented the Plans by authorizing each class to make quarterly service fee payments to EVD and investment dealers equal to 0.20% (0.25% for the California Fund) per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999 the Trustees approved service fee payments equal to 0.20% (0.25% for the California Fund) per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Funds sold on or after October 12, 1999. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended September 30, 2000, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $29,105, $26,914, $23,552, $2,172, $20,411, $12,833, $6,295 and $3,911,
   respectively, for Class A Shares and $526,892, $441,244, $307,000, $27,473,
   $635,180, $332,639, $62,731 and $36,046, respectively, for Class B shares.
   Certain officers and Trustees of the Funds are officers or directors of EVD.

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $260,000, $135,000, $9,000, $379,000, $134,000,
   $76,000 and $22,000 of CDSC paid by Class B shareholders of Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia, respectively, for the year ended September 30, 2000. EVD also received $173,485 of CDSC paid by Class B shareholders of California Fund of which $150,183 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended September 30, 2000 were as follows:

    CALIFORNIA FUND
    ------------------------------------------------------
    Increases                                 $ 16,589,267
    Decreases                                   60,292,260

    FLORIDA FUND
    ------------------------------------------------------
    Increases                                 $ 19,982,661
    Decreases                                  103,592,435

    MASSACHUSETTS FUND
    ------------------------------------------------------
    Increases                                 $ 11,730,651
    Decreases                                   55,320,524

    MISSISSIPPI FUND
    ------------------------------------------------------
    Increases                                 $    713,894
    Decreases                                    3,620,082

    NEW YORK FUND
    ------------------------------------------------------
    Increases                                 $ 11,046,414
    Decreases                                   98,232,465

    OHIO FUND
    ------------------------------------------------------
    Increases                                 $  9,285,921
    Decreases                                   48,772,440

    RHODE ISLAND FUND
    ------------------------------------------------------
    Increases                                 $  4,482,382
    Decreases                                   10,705,416

    WEST VIRGINIA FUND
    ------------------------------------------------------
    Increases                                 $  1,421,464
    Decreases                                    4,823,779

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (the Funds) (certain of the series constituting Eaton Vance Municipals Trust) as of September 30, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned Funds of Eaton Vance Municipals Trust at September 30, 2000, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2000

CALIFORNIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.6%
-------------------------------------------------------------------------
    $ 6,000        Sacramento Power Authority, (Campbell's
                   Soup), 6.00%, 7/1/22                      $  6,097,800
-------------------------------------------------------------------------
                                                             $  6,097,800
-------------------------------------------------------------------------
Education -- 2.0%
-------------------------------------------------------------------------
    $ 2,500        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.00%, 9/1/23                             $  2,330,450
      2,500        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.25%, 9/1/26                                2,412,425
-------------------------------------------------------------------------
                                                             $  4,742,875
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 28.1%
-------------------------------------------------------------------------
    $ 3,910        Fontana Public Financing Authority,
                   Prerefunded to 10/1/02, 7.00%, 9/1/21     $  4,021,396
     15,000        Foothill/Eastern Corridor Agency, Toll
                   Road Bonds, Escrowed to Maturity, (FSA),
                   0.00%, 1/1/28                                3,062,550
      3,455        Northern California Power Agency,
                   (MBIA), Prerefunded to 9/3/02,
                   Variable Rate, 8/1/25(1)                     3,865,281
     10,900        Sacramento Cogeneration Authority,
                   (Procter & Gamble), Prerefunded to
                   7/1/05, 6.50%, 7/1/21                       12,101,071
      6,000        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.25%, 1/1/21                                7,843,500
     14,285        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.50%, 11/1/16                              19,051,190
     12,000        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/14          6,025,680
      5,765        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/26          1,325,835
     35,975        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/27          7,805,855
      2,000        Southern California Public Power
                   Authority, (FGIC), Escrowed to Maturity,
                   Variable Rate, 7/1/12(1)                     1,997,500
-------------------------------------------------------------------------
                                                             $ 67,099,858
-------------------------------------------------------------------------
General Obligations -- 1.0%
-------------------------------------------------------------------------
    $ 2,600        Capistrano Unified School District,
                   5.75%, 9/1/29                             $  2,448,394
-------------------------------------------------------------------------
                                                             $  2,448,394
-------------------------------------------------------------------------
Hospital -- 2.8%
-------------------------------------------------------------------------
    $ 1,500        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29             $  1,350,600
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $   830        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                             $    836,872
      3,200        San Benito Health Care District,
                   5.40%, 10/1/20                               2,647,232
      1,000        San Gorgonio Memorial Health Care
                   District, 5.75%, 5/1/20                        821,750
      1,250        Washington Township Health Care
                   District, 5.25%, 7/1/29                      1,140,450
-------------------------------------------------------------------------
                                                             $  6,796,904
-------------------------------------------------------------------------
Housing -- 5.1%
-------------------------------------------------------------------------
    $ 2,650        California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                $  2,363,853
      1,500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                 1,437,555
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   498,045
      2,750        California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                   2,453,055
      2,600        California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                   2,310,334
      1,500        Commerce, (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                  1,435,740
        450        Commerce, (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    444,901
      1,125        Oakland, Housing Finance Agency,
                   7.10%, 1/1/10                                1,149,311
-------------------------------------------------------------------------
                                                             $ 12,092,794
-------------------------------------------------------------------------
Industrial Development Revenue -- 2.9%
-------------------------------------------------------------------------
    $ 5,500        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $  4,881,030
      3,000        California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(2)                        114,000
      2,000        California Statewide Communities
                   Development Authority, (United
                   Airlines), (AMT), 5.70%, 10/1/33             1,836,680
-------------------------------------------------------------------------
                                                             $  6,831,710
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.9%
-------------------------------------------------------------------------
    $ 4,100        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14                     $  4,485,441
      4,195        Northern California Power Agency,
                   (MBIA), Variable Rate, 8/1/25(1)             4,624,987

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
    $ 7,070        Southern California Public Power
                   Authority, (MBIA), 0.00%, 7/1/15          $  3,237,000
      6,915        Southern California Public Power
                   Authority, (MBIA), 5.00%, 1/1/20             6,605,692
-------------------------------------------------------------------------
                                                             $ 18,953,120
-------------------------------------------------------------------------
Insured-General Obligations -- 0.3%
-------------------------------------------------------------------------
    $ 2,285        Merced Unified School District, (FGIC),
                   0.00%, 8/1/19                             $    797,694
-------------------------------------------------------------------------
                                                             $    797,694
-------------------------------------------------------------------------
Insured-Hospital -- 2.5%
-------------------------------------------------------------------------
    $ 1,500        California Health Facilities Financing
                   Authority, (Stanford Health Care),
                   (AMBAC), 5.00%, 11/15/28                  $  1,376,145
      1,640        California Statewide Communities
                   Development Authority, (Sutter Health),
                   (FSA), Variable Rate, 8/15/27(3)(4)          1,732,086
      3,050        California Statewide Communities
                   Development, (Children's Hospital Los
                   Angeles), (MBIA), 5.25%, 8/15/29             2,904,119
-------------------------------------------------------------------------
                                                             $  6,012,350
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 6.8%
-------------------------------------------------------------------------
    $11,280        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/30                             $  1,983,024
      6,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/22                                1,853,995
      3,500        San Mateo County Joint Powers Financing
                   Authority, (FSA),
                   Variable Rate, 7/15/29(1)(3)                 2,982,245
      4,350        Stockton, Wastewater Treatment Plant,
                   (FGIC), 6.80%, 9/1/24                        4,835,982
     13,985        Visalia Unified School District, (MBIA),
                   0.00%, 12/1/17                               4,570,158
-------------------------------------------------------------------------
                                                             $ 16,225,404
-------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
-------------------------------------------------------------------------
    $ 1,500        Inland Empire Solid Waste Finance
                   Authority, (FSA), (AMT), 6.25%, 8/1/11    $  1,669,935
-------------------------------------------------------------------------
                                                             $  1,669,935
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 1.7%
-------------------------------------------------------------------------
    $ 2,195        San Francisco City and County Airports,
                   (International Airport), (FSA),
                   4.75%, 5/1/29                             $  1,926,178
      1,665        San Francisco City and County Airports,
                   (International Airport), (MBIA),
                   6.75%, 5/1/13                                1,789,209
      1,800        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   (MBIA), 0.00%, 1/15/24                         465,066
-------------------------------------------------------------------------
                                                             $  4,180,453
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.6%
-------------------------------------------------------------------------
    $ 5,000        East Bay, Municipal Utilities District,
                   Water System, (MBIA),
                   Variable Rate, 6/1/08(1)                  $  5,243,750
      3,000        San Diego County Water Authority,
                   (FGIC), Variable Rate, 4/22/09(1)            3,382,500
-------------------------------------------------------------------------
                                                             $  8,626,250
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 20.0%
-------------------------------------------------------------------------
    $ 6,500        California Public Works, (University of
                   California), 5.00%, 6/1/23                $  6,045,520
      5,000        California Public Works, (University of
                   California), 5.25%, 6/1/20                   4,939,850
      6,500        California Public Works, (University of
                   California), 5.50%, 6/1/14                   6,901,505
      5,115        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/16                                2,091,063
      1,925        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/17                                  733,194
      5,000        Los Angeles County, (Disney Parking),
                   0.00%, 9/1/17                                1,849,250
      5,370        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/18                                1,905,867
      3,100        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/20                                  958,644
      6,925        Los Angeles County, (Disney Parking),
                   0.00%, 9/1/20                                2,077,708
      7,000        Los Angeles County, (Marina Del Ray),
                   6.50%, 7/1/08                                7,408,170
      8,000        Pasadena Parking Facility,
                   6.25%, 1/1/18                                8,885,360
      4,000        Sacramento City Financing Authority,
                   5.40%, 11/1/20                               3,988,600
-------------------------------------------------------------------------
                                                             $ 47,784,731
-------------------------------------------------------------------------
Special Tax Revenue -- 7.7%
-------------------------------------------------------------------------
    $ 2,500        Bonita Canyon Public Financing
                   Authority, 5.375%, 9/1/28                 $  2,212,625
        995        Brentwood Infrastructure Financing
                   Authority, 5.625%, 9/2/29                      916,574
      1,675        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/22                     1,667,831
        500        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/29                       494,220

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 1,850        Contra Costa Public Financing Authority,
                   7.10%, 8/1/22                             $  1,919,653
      1,650        Corona Public Financing Authority,
                   5.80%, 9/1/20                                1,575,899
      1,935        Fairfield, (North Cordelia District),
                   7.375%, 9/2/18                               2,002,532
      3,325        Irvine, Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.50%, 9/2/22                          3,075,924
      2,485        Lincoln Public Financing Authority,
                   Improvement Bond Act 1915, (Twelve
                   Bridges), 6.20%, 9/2/25                      2,477,023
      1,000        Roseville Special Tax, 6.30%, 9/1/25         1,002,830
      1,000        Torrance Redevelopment Agency,
                   5.625%, 9/1/28                                 935,990
-------------------------------------------------------------------------
                                                             $ 18,281,101
-------------------------------------------------------------------------
Water and Sewer -- 2.6%
-------------------------------------------------------------------------
    $ 1,670        California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(1)(3)     $  1,512,903
      3,000        Metropolitan Water District, (Southern
                   California Waterworks),
                   Variable Rate, 7/1/27(3)(4)                  2,384,580
      2,300        Santa Margarita Water District,
                   6.20%, 9/1/20                                2,318,906
-------------------------------------------------------------------------
                                                             $  6,216,389
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $221,516,722)                            $234,857,762
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $  3,962,408
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $238,820,170
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 27.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 16.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Non-income producing security.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 3.2%
-------------------------------------------------------------------------
    $ 4,600        Palm Beach County, (Okeelanta Power),
                   (AMT), 6.85%, 2/15/21(1)                  $  2,626,600
     11,000        Palm Beach County, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                      6,281,000
-------------------------------------------------------------------------
                                                             $  8,907,600
-------------------------------------------------------------------------
Education -- 0.8%
-------------------------------------------------------------------------
    $ 1,800        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20      $  1,776,438
        500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05           507,055
-------------------------------------------------------------------------
                                                             $  2,283,493
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.7%
-------------------------------------------------------------------------
    $ 9,225        Dade County, (Baptist Hospital of
                   Miami), Escrowed to Maturity,
                   5.75%, 5/1/21                             $  9,478,964
      3,835        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/23                               1,032,689
      2,830        Escambia County HFA, (Baptist Hospital,
                   Inc. and Baptist Manor, Inc.),
                   Prerefunded to 10/1/03, 6.75%, 10/1/14       3,043,495
      1,675        Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22        1,936,702
      5,600        St. Lucie Utility System, Escrowed to
                   Maturity, 6.00%, 10/1/20                     5,884,760
-------------------------------------------------------------------------
                                                             $ 21,376,610
-------------------------------------------------------------------------
General Obligations -- 3.7%
-------------------------------------------------------------------------
    $ 1,000        Florida, Variable Rate, 7/1/27(2)(3)      $    812,120
     10,000        Florida Board of Education,
                   4.75%, 6/1/22                                8,707,700
      2,300        Puerto Rico, 0.00%, 7/1/18                     868,641
-------------------------------------------------------------------------
                                                             $ 10,388,461
-------------------------------------------------------------------------
Hospital -- 4.1%
-------------------------------------------------------------------------
    $ 2,500        Cape Canaveral Hospital District,
                   5.25%, 1/1/28                             $  1,924,750
      1,000        Halifax Medical Center, 7.25%, 10/1/24         947,950
        500        Halifax Medical Center, 7.25%, 10/1/29         464,270
      4,750        Jacksonville HFA, (St. Luke's Hospital
                   Association), 6.75%, 11/15/13                4,940,807
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 3,500        Orange County Health Facilities
                   Authority, (Westminister Community
                   Care), 6.60%, 4/1/24                      $  3,129,700
-------------------------------------------------------------------------
                                                             $ 11,407,477
-------------------------------------------------------------------------
Housing -- 7.8%
-------------------------------------------------------------------------
    $ 1,300        Clay County Housing Finance Authority,
                   Multifamily, (GNMA), 7.40%, 12/1/25       $  1,329,679
        835        Dade County Housing Finance Authority,
                   Single Family, (GNMA), (AMT),
                   7.25%, 9/1/19                                  852,694
      1,465        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   6.90%, 10/1/21                               1,539,173
      1,705        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   6.95%, 10/1/27                               1,786,516
      2,360        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   7.40%, 10/1/23                               2,419,991
      1,065        Florida Housing Finance Authority,
                   6.35%, 6/1/14                                1,090,315
      2,115        Florida Housing Finance Authority,
                   (AMT), 6.35%, 7/1/28                         2,173,480
      4,000        Muni Mae Tax Exempt Bond, LLC, (AMT),
                   Variable Rate, 6/30/09                       3,984,360
      6,205        Orange County Housing Finance Authority,
                   Single Family, (GNMA), (AMT),
                   6.60%, 4/1/28                                6,386,248
-------------------------------------------------------------------------
                                                             $ 21,562,456
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.0%
-------------------------------------------------------------------------
    $ 3,000        Broward County IDR, (Lynxs Cargoport),
                   (AMT), 6.75%, 6/1/19                      $  2,775,720
-------------------------------------------------------------------------
                                                             $  2,775,720
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.3%
-------------------------------------------------------------------------
    $ 5,000        Florida Municipal Power Agency Stanton
                   II, (AMBAC),
                   Variable Rate, 10/1/20(2)(3)              $  5,540,150
      1,540        Manatee County Public Utility, (FGIC),
                   0.00%, 10/1/12                                 820,389
      2,200        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA),
                   Variable Rate, 7/1/03(2)                     2,343,000
      2,200        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA),
                   Variable Rate, 7/1/02(2)                     2,293,500
      7,750        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                               7,094,350
      2,250        Sunrise Utilities Systems, (AMBAC),
                   5.20%, 10/1/22                               2,136,667
-------------------------------------------------------------------------
                                                             $ 20,228,056
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Hospital -- 6.7%
-------------------------------------------------------------------------
    $ 8,000        Charlotte County Health Care,
                   (Bon-Secours Health System), (FSA),
                   Variable Rate, 8/26/27(2)                 $  8,230,000
      3,000        Orange County HFA, (Orlando Regional
                   Medical Center), (MBIA),
                   Variable Rate, 10/29/21(2)                   3,225,000
      7,500        Sarasota County Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.25%, 7/1/24                                7,142,625
-------------------------------------------------------------------------
                                                             $ 18,597,625
-------------------------------------------------------------------------
Insured-Housing -- 4.6%
-------------------------------------------------------------------------
    $ 3,000        Florida HFA, (Brittany of Rosemont),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $  3,167,100
      6,530        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26               6,893,721
      2,675        Lee County Housing Finance, SCA
                   Multifamily, (FSA), (AMT),
                   7.05%, 1/1/30                                2,834,403
-------------------------------------------------------------------------
                                                             $ 12,895,224
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.4%
-------------------------------------------------------------------------
    $ 1,110        Escambia County, (MBIA), 7.20%, 1/1/15    $  1,128,959
-------------------------------------------------------------------------
                                                             $  1,128,959
-------------------------------------------------------------------------
Insured-Pooled Loans -- 0.3%
-------------------------------------------------------------------------
    $   706        Osceola County IDA, Community Provider
                   Pooled Loan Program, (FSA),
                   7.75%, 7/1/10                             $    721,751
-------------------------------------------------------------------------
                                                             $    721,751
-------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.2%
-------------------------------------------------------------------------
    $   500        Alachua County Health Facility, (Mental
                   Health Services), (FSA), 7.75%, 7/1/10    $    511,175
-------------------------------------------------------------------------
                                                             $    511,175
-------------------------------------------------------------------------
Insured-Solid Waste -- 0.5%
-------------------------------------------------------------------------
    $ 1,500        St. John's County Solid Waste Disposal,
                   (FGIC), 7.25%, 11/1/10                    $  1,532,910
-------------------------------------------------------------------------
                                                             $  1,532,910
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.3%
-------------------------------------------------------------------------
    $ 3,175        Dade County, Special Obligation,
                   (AMBAC), Variable Rate, 10/1/35(2)        $  2,526,220
      1,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/11                                 558,410
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 2,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/12                            $  1,046,920
      1,185        Opa-Locka Sales Tax, (FGIC),
                   7.00%, 1/1/14                                1,281,589
      1,250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(3)         1,067,662
      2,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/10                               1,206,580
      1,760        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/12                                 937,587
      2,840        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/14                               1,325,598
      4,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/15                               1,750,200
      4,140        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/16                               1,695,785
      2,525        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/17                                 970,105
      2,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/18                                 720,040
      6,800        Tampa Utility Tax, (AMBAC),
                   0.00%, 4/1/19                                2,362,592
      5,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/19                               1,688,300
      4,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/20                               1,270,680
-------------------------------------------------------------------------
                                                             $ 20,408,268
-------------------------------------------------------------------------
Insured-Transportation -- 15.0%
-------------------------------------------------------------------------
    $ 3,475        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.00%, 10/1/24                     $  3,584,045
      4,000        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.55%, 10/1/13                        4,194,600
     13,750        Florida Turnpike Authority, (FGIC),
                   4.50%, 7/1/27                               11,323,262
      6,500        Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                                5,315,960
      7,650        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), 6.375%, 10/1/21               7,939,094
      2,900        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), Variable Rate, 10/1/18        2,365,037
      2,000        Orlando and Orange County Expressway
                   Authority, (FGIC), 8.25%, 7/1/14             2,601,500
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,290,000
-------------------------------------------------------------------------
                                                             $ 41,613,498
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.4%
-------------------------------------------------------------------------
    $ 1,500        Cocoa Water and Sewer, (FGIC),
                   4.50%, 10/1/26                            $  1,235,445
      5,000        Fort Myers Utility, (FGIC),
                   Variable Rate, 10/1/29(2)                    4,787,200
      1,000        Tampa Bay Water Utility System, (FGIC),
                   4.75%, 10/1/27                                 862,610
      3,375        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(2)(3)                 2,447,618
-------------------------------------------------------------------------
                                                             $  9,332,873
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Nursing Home -- 5.5%
-------------------------------------------------------------------------
    $   365        Charlotte County IDA, (Beverly
                   Enterprises), 10.00%, 6/1/11              $    381,983
      5,075        Dade County IDA, (Gramercy Park Nursing
                   Care), (FHA), 6.60%, 8/1/23                  5,119,508
      1,590        Highlands County IDA, (Beverly
                   Enterprises), 9.25%, 7/1/07                  1,670,931
      3,750        Jacksonville Health Facilities
                   Authority, (Cypress Village),
                   7.00%, 12/1/22                               3,777,713
        500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                                427,640
      2,775        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/29                              2,289,764
        570        Orange County IDA, (Beverly
                   Enterprises), 9.25%, 8/1/10                    595,553
      1,000        Winter Garden, (Beverly Enterprises),
                   8.75%, 7/1/12                                1,052,120
-------------------------------------------------------------------------
                                                             $ 15,315,212
-------------------------------------------------------------------------
Pooled Loans -- 1.8%
-------------------------------------------------------------------------
    $ 5,000        Osceola County IDA, Community Pooled
                   Loan-93, 7.75%, 7/1/17                    $  5,100,200
-------------------------------------------------------------------------
                                                             $  5,100,200
-------------------------------------------------------------------------
Senior Living / Life Care -- 5.5%
-------------------------------------------------------------------------
    $ 6,895        Atlantic Beach, (Fleet Landing),
                   8.00%, 10/1/24                            $  7,936,697
      3,990        North Miami Health Facilities Authority,
                   (Imperial Club), 6.75%, 1/1/33               3,413,525
      2,855        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                               2,402,968
      1,750        Plantation Health Facilities Authority,
                   (Covenant Village of Florida),
                   5.125%, 12/1/22                              1,445,255
-------------------------------------------------------------------------
                                                             $ 15,198,445
-------------------------------------------------------------------------
Solid Waste -- 1.1%
-------------------------------------------------------------------------
    $ 3,095        Broward County, (Waste Energy Co., L.P.
                   North), 7.95%, 12/1/08                    $  3,193,823
-------------------------------------------------------------------------
                                                             $  3,193,823
-------------------------------------------------------------------------
Special Tax Revenue -- 3.9%
-------------------------------------------------------------------------
    $ 2,150        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $  2,159,869
      1,185        Lexington Oaks Community Development
                   District, 7.20%, 5/1/30                      1,205,726
      1,700        Longleaf Community Development District,
                   6.20%, 5/1/09                                1,626,356
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 1,760        Longleaf Community Development District,
                   6.65%, 5/1/20                             $  1,670,522
      3,500        University Square Community Development
                   District, 6.75%, 5/1/20                      3,475,325
        685        Vista Lakes Community Development
                   District, 7.20%, 5/1/32                        688,946
-------------------------------------------------------------------------
                                                             $ 10,826,744
-------------------------------------------------------------------------
Transportation -- 4.3%
-------------------------------------------------------------------------
    $ 4,000        Florida Mid-Bay Bridge Authority,
                   6.125%, 10/1/22                           $  3,978,400
      8,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                     7,879,840
-------------------------------------------------------------------------
                                                             $ 11,858,240
-------------------------------------------------------------------------
Water and Sewer -- 1.3%
-------------------------------------------------------------------------
    $ 2,500        Hillsborough County Utility,
                   6.625%, 8/1/11                            $  2,574,775
      1,015        Northern Palm Beach County, (Water
                   Control and Improvements),
                   6.00%, 8/1/25                                  966,544
-------------------------------------------------------------------------
                                                             $  3,541,319
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.4%
   (identified cost $272,244,736)                            $270,706,139
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $  7,150,784
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $277,856,923
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 47.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.8% to 14.3% of total investments.

 (1)  Non-income producing security.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 0.9%
-------------------------------------------------------------------------
    $ 1,500        Massachusetts IFA, (Briscoe House),
                   (FHA), 7.125%, 2/1/36                     $  1,606,530
-------------------------------------------------------------------------
                                                             $  1,606,530
-------------------------------------------------------------------------
Cogeneration -- 1.4%
-------------------------------------------------------------------------
    $ 1,000        Massachusetts Development Finance
                   Agency, Resource Recovery, (Ogden
                   Haverhill), 5.50%, 12/1/19                $    871,420
      1,750        Massachusetts IFA, Resource Recovery,
                   (Ogden Haverhill), (AMT),
                   5.60%, 12/1/19                               1,543,710
-------------------------------------------------------------------------
                                                             $  2,415,130
-------------------------------------------------------------------------
Education -- 5.9%
-------------------------------------------------------------------------
    $ 2,750        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                            $  2,512,537
      1,000        Massachusetts Development Finance
                   Agency, (Wheeler School),
                   6.50%, 12/1/29                               1,009,140
      2,000        Massachusetts IFA, (Belmont Hill
                   School), 5.25%, 9/1/28                       1,787,480
      1,250        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                1,171,050
      2,000        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.35%, 6/1/28                 1,751,720
      2,000        New England Educational Loan Marketing
                   Corp., (AMT), 6.90%, 11/1/09                 2,206,920
-------------------------------------------------------------------------
                                                             $ 10,438,847
-------------------------------------------------------------------------
Electric Utilities -- 9.7%
-------------------------------------------------------------------------
    $ 5,060        Massachusetts Municipal Wholesale
                   Electric Co., 6.625%, 7/1/18              $  5,173,698
      3,500        Massachusetts Municipal Wholesale
                   Electric Co., 6.75%, 7/1/11                  3,657,710
      3,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                1,208,640
     13,230        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                5,330,102
      2,000        Puerto Rico Electric Power Authority,
                   RITES, Variable Rate, 7/1/29(1)              1,779,900
-------------------------------------------------------------------------
                                                             $ 17,150,050
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded -- 14.8%
-------------------------------------------------------------------------
    $   110        Massachusetts HEFA, (MBIA), Prerefunded
                   to 1/1/01, 7.20%, 7/1/09                  $    111,858
        100        Massachusetts Turnpike Authority,
                   (MBIA), Escrowed to Maturity,
                   5.00%, 1/1/20                                   94,042
     29,870        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 0.00%, 1/1/28          6,188,168
     21,065        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(2)      19,809,947
-------------------------------------------------------------------------
                                                             $ 26,204,015
-------------------------------------------------------------------------
General Obligations -- 1.0%
-------------------------------------------------------------------------
    $ 1,700        Nantucket, 6.80%, 12/1/11                 $  1,778,523
-------------------------------------------------------------------------
                                                             $  1,778,523
-------------------------------------------------------------------------
Hospital -- 24.9%
-------------------------------------------------------------------------
    $ 1,600        Massachusetts HEFA, (Cape Cod
                   Healthcare), 5.45%, 11/15/23              $  1,319,312
      2,000        Massachusetts HEFA, (Daughters of
                   Charity Health System), 6.10%, 7/1/14        2,135,580
      3,610        Massachusetts HEFA, (Jordan Hospital),
                   5.25%, 10/1/23                               2,861,719
      1,465        Massachusetts HEFA, (Jordan Hospital),
                   5.375%, 10/1/28                              1,153,614
      1,020        Massachusetts HEFA, (Jordan Hospital),
                   6.875%, 10/1/15                              1,018,572
        800        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.25%, 7/15/18                                 620,728
      1,720        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.375%, 7/15/28                              1,273,316
      3,300        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                     2,918,520
      2,600        Massachusetts HEFA, (North Adams
                   Hospital), 6.625%, 7/1/18                    2,409,498
      6,000        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                       5,149,800
      5,255        Massachusetts HEFA, (Sisters of
                   Providence Health System),
                   6.50%, 11/15/08                              5,643,502
      8,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/08                        5,361,920
      9,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/09                        5,707,350
     11,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/10                        6,587,240
-------------------------------------------------------------------------
                                                             $ 44,160,671
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 3.0%
-------------------------------------------------------------------------
    $ 2,075        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15         $  2,145,259
      3,000        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.90%, 12/1/29            3,144,480
-------------------------------------------------------------------------
                                                             $  5,289,739
-------------------------------------------------------------------------
Insured-Education -- 5.5%
-------------------------------------------------------------------------
    $   190        Massachusetts Educational Finance
                   Authority, (MBIA), (AMT), 7.25%, 1/1/09   $    194,731
      1,150        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)                                     941,563
        775        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), 7.20%, 7/1/09                  784,285
        400        Massachusetts HEFA, (Boston University),
                   RIBS, (MBIA), Variable Rate, 10/1/31(1)        428,500
      2,650        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 4.75%, 10/1/28          2,239,939
      1,000        Massachusetts IFA, (College of the Holy
                   Cross), (MBIA), 5.00%, 9/1/23                  904,500
      5,000        Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                       4,234,800
-------------------------------------------------------------------------
                                                             $  9,728,318
-------------------------------------------------------------------------
Insured-General Obligations -- 1.4%
-------------------------------------------------------------------------
    $ 2,600        Ipswich, (FGIC), 5.00%, 11/15/19          $  2,410,928
-------------------------------------------------------------------------
                                                             $  2,410,928
-------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.4%
-------------------------------------------------------------------------
    $   750        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $    756,413
-------------------------------------------------------------------------
                                                             $    756,413
-------------------------------------------------------------------------
Insured-Hospital -- 9.2%
-------------------------------------------------------------------------
    $ 3,750        Massachusetts HEFA, (Beth Israel
                   Hospital), (AMBAC), (AMT), Variable
                   Rate, 7/1/25(1)                           $  3,768,750
        995        Massachusetts HEFA, (Beverly Hospital),
                   (MBIA), 7.30%, 7/1/13                        1,006,910
      1,000        Massachusetts HEFA, (Caregroup), (MBIA),
                   4.75%, 7/1/20                                  856,890
      2,000        Massachusetts HEFA, (St. Elizabeth
                   Hospital), (FSA), Variable Rate,
                   8/12/21(1)                                   2,135,000
      2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA), Variable Rate,
                   8/15/13(1)                                   2,674,750
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA), Variable Rate,
                   8/15/23(1)                                $  2,515,500
      3,000        Massachusetts HEFA, (The Medical Center
                   of Central Massachusetts), (AMBAC),
                   Variable Rate, 6/23/22(1)                    3,431,250
-------------------------------------------------------------------------
                                                             $ 16,389,050
-------------------------------------------------------------------------
Insured-Transportation -- 3.1%
-------------------------------------------------------------------------
    $10,750        Massachusetts Turnpike Authority
                   Metropolitan Highway System, (MBIA),
                   0.00%, 1/1/22                             $  3,175,550
      1,500        Masschusetts Turnpike Authority
                   Metropolitan Highway System, (MBIA),
                   5.25%, 3/1/13                                1,497,900
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                858,000
-------------------------------------------------------------------------
                                                             $  5,531,450
-------------------------------------------------------------------------
Nursing Home -- 3.1%
-------------------------------------------------------------------------
    $ 2,400        Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                            $  2,189,472
      3,225        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               3,340,649
-------------------------------------------------------------------------
                                                             $  5,530,121
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.9%
-------------------------------------------------------------------------
    $ 1,900        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $  1,624,918
-------------------------------------------------------------------------
                                                             $  1,624,918
-------------------------------------------------------------------------
Solid Waste -- 0.4%
-------------------------------------------------------------------------
    $   795        Pittsfield, Solid Waste Disposal, (Vicon
                   Recovery Associates), 7.95%, 11/1/04      $    801,599
-------------------------------------------------------------------------
                                                             $    801,599
-------------------------------------------------------------------------
Special Tax Revenue -- 3.2%
-------------------------------------------------------------------------
    $ 1,250        Massachusetts Bay Transportation
                   Authority, Sales Tax, 5.50%, 7/1/30       $  1,216,875
      4,455        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/34(3)                 4,423,770
-------------------------------------------------------------------------
                                                             $  5,640,645
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 2.6%
-------------------------------------------------------------------------
    $ 3,500        Massachusetts Bay Transportation
                   Authority, Variable Rate, 3/1/27(1)(4)    $  2,742,145
      2,000        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                     1,782,140
-------------------------------------------------------------------------
                                                             $  4,524,285
-------------------------------------------------------------------------
Water and Sewer -- 9.4%
-------------------------------------------------------------------------
    $12,185        Boston IDA, (Harbor Electric Energy
                   Co.), (AMT), 7.375%, 5/15/15(5)           $ 12,511,192
      4,165        Massachusetts Water Resources Authority,
                   5.25%, 12/1/15                               4,145,300
-------------------------------------------------------------------------
                                                             $ 16,656,492
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.8%
   (identified cost $178,168,610)                            $178,637,724
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                     $ (1,477,450)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $177,160,274
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 19.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.3% to 12.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  When-issued security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.3%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., (Facilities Renovation),
                   6.15%, 6/15/15                            $   509,070
        470        University of Mississippi Educational
                   Building Corp., (Athletic Facilities),
                   6.20%, 6/1/16                                 490,953
------------------------------------------------------------------------
                                                             $ 1,000,023
------------------------------------------------------------------------
Electric Utilities -- 2.9%
------------------------------------------------------------------------
     $  450        Warren County, (Mississippi Power &
                   Light), 7.00%, 4/1/22                     $   464,148
------------------------------------------------------------------------
                                                             $   464,148
------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.5%
------------------------------------------------------------------------
     $  500        Mississippi Educational Facilities
                   Authority, (Milsaps College), (MBIA),
                   Prerefunded to 11/1/04, 6.50%, 11/1/19    $   544,005
      2,500        Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                               1,111,750
------------------------------------------------------------------------
                                                             $ 1,655,755
------------------------------------------------------------------------
Hospital -- 5.5%
------------------------------------------------------------------------
     $  300        Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21            $   257,679
        500        Jones County, (South Central Regional
                   Medical Center), 5.50%, 12/1/17               439,740
        200        Mississippi Hospital Equipment and
                   Facilities Authority, (Rush Medical
                   Foundation), 6.00%, 1/1/22                    170,778
------------------------------------------------------------------------
                                                             $   868,197
------------------------------------------------------------------------
Housing -- 15.0%
------------------------------------------------------------------------
     $  500        Hinds County, (Woodridge Apartments),
                   (FHA), 6.25%, 11/1/27                     $   506,920
        500        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 6.625%, 4/1/27                         510,965
        495        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 7.55%, 12/1/27                         538,307
        260        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.10%, 12/1/24                         280,101
        505        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.125%, 12/1/24                        543,360
------------------------------------------------------------------------
                                                             $ 2,379,653
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 15.5%
------------------------------------------------------------------------
     $  500        Grenada County, (Georgia-Pacific),
                   5.45%, 9/1/14                             $   452,350
        750        Lowndes County, (Weyerhaeuser),
                   6.80%, 4/1/22                                 826,680
        500        Mississippi Business Finance Corp.,
                   (E.I. DuPont deNemours), (AMT),
                   7.15%, 5/1/16                                 519,120
        250        Mississippi Business Finance Corp.,
                   (System Energy Resources),
                   5.90%, 5/1/22                                 233,527
        400        Warren County, (International Paper),
                   (AMT), 6.70%, 8/1/18                          415,412
------------------------------------------------------------------------
                                                             $ 2,447,089
------------------------------------------------------------------------
Insured-Education -- 3.1%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., (MBIA), 5.25%, 8/1/17     $   490,380
------------------------------------------------------------------------
                                                             $   490,380
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.1%
------------------------------------------------------------------------
     $  550        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                     $   484,418
        300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA),
                   Variable Rate, 7/1/03(1)                      319,500
------------------------------------------------------------------------
                                                             $   803,918
------------------------------------------------------------------------
Insured-General Obligations -- 6.4%
------------------------------------------------------------------------
     $  500        Hinds County, (MBIA), 6.25%, 3/1/11       $   551,760
        500        Mississippi Development Bank, (Capital
                   Projects & Equipment Acquisition),
                   (AMBAC), 5.00%, 7/1/24                        458,050
------------------------------------------------------------------------
                                                             $ 1,009,810
------------------------------------------------------------------------
Insured-Hospital -- 12.1%
------------------------------------------------------------------------
     $  750        Gulfport, (Gulfport Memorial Hospital),
                   (MBIA), 6.20%, 7/1/18                     $   770,580
        600        Hinds County, (Mississippi Methodist
                   Hospital), (AMBAC), 5.60%, 5/1/12             623,952
        500        Mississippi Hospital Equipment and
                   Facilities Authority, (Mississippi
                   Baptist Medical Center), (MBIA),
                   6.00%, 5/1/13                                 520,210
------------------------------------------------------------------------
                                                             $ 1,914,742
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.8%
------------------------------------------------------------------------
     $  400        Harrison County, Wastewater Management
                   and Solid Waste, (FGIC), 4.75%, 2/1/27    $   339,096
        435        Mississippi Development Bank, (Combined
                   Water and Sewer System), (AMBAC),
                   5.00%, 7/1/23                                 391,548

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $  200        Mississippi Development Bank,
                   (Diberville Combined Water and Sewer
                   System), (AMBAC), 5.00%, 7/1/23           $   180,958
------------------------------------------------------------------------
                                                             $   911,602
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.8%
------------------------------------------------------------------------
     $  750        Mississippi Development Bank, (Golden
                   Triangle Solid Waste), 6.00%, 7/1/15      $   755,610
------------------------------------------------------------------------
                                                             $   755,610
------------------------------------------------------------------------
Nursing Home -- 1.8%
------------------------------------------------------------------------
     $  295        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25      $   294,310
------------------------------------------------------------------------
                                                             $   294,310
------------------------------------------------------------------------
Senior Living / Life Care -- 1.2%
------------------------------------------------------------------------
     $  190        Ridgeland, Urban Renewal, (The Orchard),
                   7.75%, 12/1/15                            $   196,631
------------------------------------------------------------------------
                                                             $   196,631
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.0%
   (identified cost $14,856,025)                             $15,191,868
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.0%                       $   635,063
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $15,826,931
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 37.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 22.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 101.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 1.6%
-------------------------------------------------------------------------
    $ 3,830        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $  4,038,314
      2,935        North Syracuse Village Housing
                   Authority, (AJM Senior Housing, Inc.,
                   Janus Park), 8.00%, 6/1/24(1)                1,526,464
-------------------------------------------------------------------------
                                                             $  5,564,778
-------------------------------------------------------------------------
Cogeneration -- 2.0%
-------------------------------------------------------------------------
    $ 1,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19     $  1,516,875
      4,250        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                3,626,907
        435        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 2/1/15                432,468
        350        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                347,963
        360        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                357,905
        300        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                298,254
-------------------------------------------------------------------------
                                                             $  6,580,372
-------------------------------------------------------------------------
Education -- 27.6%
-------------------------------------------------------------------------
    $ 5,580        Monroe County IDA, (Wilmur Assoc.),
                   7.25%, 12/1/16                            $  5,707,503
      8,000        New York Dormitory Authority, (City
                   University), 5.625%, 7/1/16                  8,154,480
      8,500        New York Dormitory Authority, (City
                   University), 6.00%, 7/1/20                   8,876,380
      5,100        New York Dormitory Authority, (City
                   University), 7.00%, 7/1/09                   5,588,631
      4,325        New York Dormitory Authority, (City
                   University), 7.50%, 7/1/10                   4,930,457
      1,750        New York Dormitory Authority,
                   (Rockefeller University), 4.75%, 7/1/37      1,475,705
      9,985        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                               9,979,309
     28,775        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19(2)                           28,154,323
     14,680        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/21                              14,220,810
      2,000        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.50%, 5/15/19                               2,007,980
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Education (continued)
-------------------------------------------------------------------------
    $ 2,670        Rensselaer County IDA, (Polytechnic
                   Institute Dormitory), 5.125%, 8/1/29      $  2,399,929
      1,000        Tompkins County IDA, (Cornell
                   University), 5.75%, 7/1/30                   1,007,480
-------------------------------------------------------------------------
                                                             $ 92,502,987
-------------------------------------------------------------------------
Electric Utilities -- 5.0%
-------------------------------------------------------------------------
    $ 7,200        Long Island Power Authority, Electric
                   System Revenue, 5.50%, 12/1/23            $  6,912,648
      1,000        Long Island Power Authority, Electric
                   System Revenue, 5.50%, 12/1/29                 945,210
      2,450        New York Energy Research and Development
                   Authority, (AMT),
                   Variable Rate, 8/1/22(3)                     2,715,751
      2,500        New York Energy Research and Development
                   Authority, (Brooklyn Union Gas), (AMT),
                   Variable Rate, 7/1/26(3)                     2,859,375
      3,000        New York Energy Research and Development
                   Authority, (LILCO), (AMT),
                   6.90%, 8/1/22(3)                             3,381,420
-------------------------------------------------------------------------
                                                             $ 16,814,404
-------------------------------------------------------------------------
General Obligations -- 5.2%
-------------------------------------------------------------------------
    $ 2,000        New York, 5.00%, 8/15/22                  $  1,792,720
      3,500        New York, 6.00%, 5/15/30                     3,586,310
      5,000        New York City, 5.00%, 3/15/21                4,504,900
      5,200        New York City, 5.875%, 2/15/19               5,274,100
      1,125        Puerto Rico, 0.00%, 7/1/17                     453,240
      5,075        Puerto Rico, 0.00%, 7/1/18                   1,916,675
-------------------------------------------------------------------------
                                                             $ 17,527,945
-------------------------------------------------------------------------
Hospital -- 5.7%
-------------------------------------------------------------------------
    $ 1,250        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $  1,172,000
      3,250        Chautauqua County IDA, (Womans Christian
                   Association), 6.40%, 11/15/29                2,793,570
      2,750        Fulton County IDA, (Nathan Littauer
                   Hospital), 6.00%, 11/1/18                    2,347,372
      1,250        New York City, Health and Hospital
                   Corp., 5.25%, 2/15/17                        1,172,200
      5,050        New York Dormitory Authority, Mental
                   Health Facilities, 5.375%, 2/15/26           4,725,033
      6,600        New York MCFFA, Hospital and Nursing
                   Insured Mortgage, (FHA), 7.25%, 2/15/31      6,879,774
-------------------------------------------------------------------------
                                                             $ 19,089,949
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 1.8%
-------------------------------------------------------------------------
    $ 4,268        New York City HDC, Allerville,
                   6.50%, 11/15/18                           $  4,270,975
      1,872        New York City HDC, Dayton,
                   6.50%, 11/15/18                              1,913,540
-------------------------------------------------------------------------
                                                             $  6,184,515
-------------------------------------------------------------------------
Insured-Education -- 6.7%
-------------------------------------------------------------------------
    $11,325        New York Dormitory Authority, (State
                   University Educational Facilities),
                   (FSA), 4.75%, 5/15/28                     $  9,642,785
     12,500        New York State Dormitory Authority, (New
                   York University), (MBIA), 5.75%, 7/1/27     12,862,750
-------------------------------------------------------------------------
                                                             $ 22,505,535
-------------------------------------------------------------------------
Insured-General Obligations -- 2.8%
-------------------------------------------------------------------------
    $   700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/08                   $    808,465
        700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/09                        817,033
        700        Jamestown, (AMBAC), 7.10%, 3/15/11             825,174
        675        Jamestown, (AMBAC), 7.10%, 3/15/12             798,228
        675        Jamestown, (AMBAC), 7.10%, 3/15/13             799,666
        515        Jamestown, (AMBAC), 7.10%, 3/15/14             612,134
      4,500        Puerto Rico, (FSA),
                   Variable Rate, 7/1/22(3)(4)                  4,691,250
-------------------------------------------------------------------------
                                                             $  9,351,950
-------------------------------------------------------------------------
Insured-Solid Waste -- 1.5%
-------------------------------------------------------------------------
    $ 4,495        Islip Resource Recovery Agency, (MBIA),
                   6.50%, 7/1/09                             $  4,899,865
-------------------------------------------------------------------------
                                                             $  4,899,865
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.8%
-------------------------------------------------------------------------
    $ 5,045        New York City Trust Cultural Resources,
                   (AMBAC), Variable Rate, 7/1/29(3)(4)      $  5,100,091
      1,225        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(5)                       936,782
-------------------------------------------------------------------------
                                                             $  6,036,873
-------------------------------------------------------------------------
Insured-Transportation -- 7.4%
-------------------------------------------------------------------------
    $10,700        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.75%, 4/1/28           $  9,116,721
      1,750        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT),
                   Variable Rate, 4/1/29(3)(4)                  1,662,710
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $ 4,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $  3,432,000
      3,000        Triborough Bridge and Tunnel Authority,
                   RITES, (AMBAC),
                   Variable Rate, 1/1/12(3)(4)                  3,220,200
      7,000        VRDC-IVRC Trust, (New York MTA), (MBIA),
                   Variable Rate, 6/26/02(3)(4)                 7,297,500
-------------------------------------------------------------------------
                                                             $ 24,729,131
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 10.0%
-------------------------------------------------------------------------
    $ 5,000        New York Housing Finance Agency, New
                   York City Health Facilities,
                   Variable Rate, 5/1/06(3)(4)               $  5,459,550
     27,940        New York UDC, 5.70%, 4/1/20                 28,153,182
-------------------------------------------------------------------------
                                                             $ 33,612,732
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.1%
-------------------------------------------------------------------------
    $   380        New York City IDA, (A Very Special
                   Place), 5.75%, 1/1/29                     $    302,913
-------------------------------------------------------------------------
                                                             $    302,913
-------------------------------------------------------------------------
Special Tax Revenue -- 13.0%
-------------------------------------------------------------------------
    $ 7,595        New York City Transitional Finance
                   Authority, 5.50%, 5/1/25                  $  7,399,884
      5,700        New York City, Transitional Finance
                   Authority, 4.75%, 11/1/23                    4,920,696
     19,830        New York LGAC, 5.00%, 4/1/21                18,401,249
     10,500        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/32(6)                10,451,385
      2,950        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(3)(4)       2,487,293
-------------------------------------------------------------------------
                                                             $ 43,660,507
-------------------------------------------------------------------------
Transportation -- 6.0%
-------------------------------------------------------------------------
    $ 3,165        Monroe County Airport Authority, (AMT),
                   Variable Rate, 1/1/19(3)(4)               $  3,387,436
      1,200        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       1,162,824
     12,080        Triborough Bridge and Tunnel Authority,
                   5.50%, 1/1/17                               12,288,501
      3,000        Triborough Bridge and Tunnel Authority,
                   6.125%, 1/1/21                               3,236,580
-------------------------------------------------------------------------
                                                             $ 20,075,341
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 3.1%
-------------------------------------------------------------------------
    $ 4,000        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/30                 $  4,001,080
      6,500        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/29                    6,505,395
-------------------------------------------------------------------------
                                                             $ 10,506,475
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 101.3%
   (identified cost $328,670,526)                            $339,946,272
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.3)%                     $ (4,458,161)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $335,488,111
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 19.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 7.9% of total investments.

 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 103.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 2.9%
-------------------------------------------------------------------------
    $   550        Ohio Higher Educational Facilities,
                   (Case Western University),
                   6.50%, 10/1/20                            $    613,932
      5,875        Ohio Higher Educational Facilities,
                   (Oberlin College),
                   Variable Rate, 10/1/29(1)(2)                 4,661,166
-------------------------------------------------------------------------
                                                             $  5,275,098
-------------------------------------------------------------------------
Electric Utilities -- 6.7%
-------------------------------------------------------------------------
    $ 2,000        Clyde, Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $  1,945,140
      3,295        Ohio Air Quality Development Authority,
                   RITES, Variable Rate, 5/1/26                 2,509,769
      4,750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20              4,493,880
      4,000        Puerto Rico Electric Power Authority,
                   4.75%, 7/1/24                                3,457,080
-------------------------------------------------------------------------
                                                             $ 12,405,869
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.0%
-------------------------------------------------------------------------
    $ 1,000        Clermont County, (Mercy Health System),
                   (AMBAC), Prerefunded to 9/25/01,
                   Variable Rate, 10/5/21(1)                 $  1,077,500
      1,750        Lorain County, (Lakeland County
                   Hospital), Escrowed to Maturity,
                   6.50%, 11/15/12                              1,895,040
        600        Warren County, (Otterbein Homes),
                   Prerefunded to 7/1/01, 7.20%, 7/1/11           623,880
-------------------------------------------------------------------------
                                                             $  3,596,420
-------------------------------------------------------------------------
General Obligations -- 4.7%
-------------------------------------------------------------------------
    $ 1,000        Tuscarawas County Public Library
                   Improvement, 6.90%, 12/1/11               $  1,036,540
      6,855        Youngstown, 7.35%, 7/1/05                    7,542,008
-------------------------------------------------------------------------
                                                             $  8,578,548
-------------------------------------------------------------------------
Hospital -- 16.2%
-------------------------------------------------------------------------
    $ 1,000        Allen County LIMA, (Convalescent Home
                   Foundation), (GNMA), 6.40%, 1/1/21        $  1,001,300
      1,000        Butler County, (Hamilton-Hughe
                   Hospital), 7.50%, 1/1/10                     1,027,740
      2,100        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28                               1,652,721
      2,100        Cuyahoga County, (Fairview General
                   Hospital), 6.25%, 8/15/10                    2,199,708
      1,000        East Liverpool, (City Hospital),
                   8.00%, 10/1/21                               1,031,800
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 4,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08(3)               $  4,157,440
      5,115        Hamilton County, (Bethesda Hospital,
                   Inc.), 6.25%, 1/1/12                         5,321,288
      1,000        Hamilton County, (Wesley Hall),
                   6.50%, 3/1/15                                1,053,710
      2,200        Highland County, (Township Hospital),
                   6.75%, 12/1/29                               1,978,020
      3,800        Miami, (Upper Valley Medical Center),
                   6.375%, 5/15/26                              3,420,988
      1,000        Parma, (Parma Community General Hospital
                   Association), 5.35%, 11/1/18                   880,670
      4,250        Parma, (Parma Community General Hospital
                   Association), 5.375%, 11/1/29                3,609,100
      2,500        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/30                             2,429,750
-------------------------------------------------------------------------
                                                             $ 29,764,235
-------------------------------------------------------------------------
Housing -- 8.6%
-------------------------------------------------------------------------
    $ 2,945        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28                      $  2,825,109
      2,500        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.50%, 3/1/26                         2,583,325
      5,985        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.60%, 3/1/36                         6,183,463
      2,905        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                2,724,890
        435        Ohio HFA SFMR, (GNMA), (AMT),
                   Variable Rate, 3/31/31(1)                      455,662
      1,000        Ohio HFA, (Aristocrat), (FHA), (AMT),
                   7.30%, 8/1/31                                1,031,110
-------------------------------------------------------------------------
                                                             $ 15,803,559
-------------------------------------------------------------------------
Industrial Development Revenue -- 19.1%
-------------------------------------------------------------------------
    $ 4,500        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19          $  3,921,435
      2,950        Dayton, Special Facilities Revenue,
                   (Emery Airline Freight), 5.625%, 2/1/18      2,712,318
        485        Ohio Economic Development Commission,
                   (Burrows Paper), (AMT), 7.625%, 6/1/11         501,631
        165        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.50%, 12/1/04          167,508
        530        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.90%, 12/1/09          551,454
      1,370        Ohio Economic Development Commission,
                   (Consolidated Biscuit), (AMT),
                   7.00%, 12/1/09                               1,472,175

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 2,950        Ohio Economic Development Commission,
                   (J J & W LP), (AMT), 6.70%, 12/1/14       $  3,058,176
      1,020        Ohio Economic Development Commission,
                   (Kmart), 6.75%, 5/15/07                      1,033,739
        375        Ohio Economic Development Commission,
                   (Luigino's, Inc.), (AMT), 6.85%, 6/1/01        375,638
      1,525        Ohio Economic Development Commission,
                   (Progress Plastic Products), (AMT),
                   7.80%, 12/1/09                               1,683,737
        260        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                                 261,313
      1,000        Ohio Economic Development Commission,
                   (Royal Appliance Manufacturing), (AMT),
                   7.625%, 12/1/11                              1,039,380
        680        Ohio Economic Development Commission,
                   (Royal Appliance Manufacturing), (AMT),
                   7.625%, 12/1/11                                706,778
        880        Ohio Economic Development Commission,
                   (VSM Corp.), (AMT), 7.375%, 12/1/11            912,199
      2,500        Ohio Environmental Facilities, (Ford
                   Motor), 6.15%, 6/1/30                        2,566,600
      1,000        Ohio Environmental Facilities, (Ford
                   Motor), (AMT), 5.95%, 9/1/29                 1,008,490
      2,200        Ohio Environmental Improvement, (USX
                   Corp.), 5.625%, 5/1/29                       1,990,736
      1,000        Ohio Pollution Control, (Standard Oil),
                   6.75%, 12/1/15                               1,139,070
      5,000        Ohio Sewer and Solid Waste Disposal
                   Facilities Revenue, (Anheuser Busch),
                   6.00%, 7/1/35                                5,023,250
      4,000        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 5.65%, 3/1/33                         3,581,840
      1,000        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 6.05%, 8/1/34                           951,700
      2,750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                  543,510
-------------------------------------------------------------------------
                                                             $ 35,202,677
-------------------------------------------------------------------------
Insured-Education -- 1.1%
-------------------------------------------------------------------------
    $ 2,000        University of Akron, (FGIC),
                   Variable Rate, 1/1/29(1)(2)               $  2,019,600
-------------------------------------------------------------------------
                                                             $  2,019,600
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
-------------------------------------------------------------------------
    $ 2,000        Cuyahoga County Utility Systems,
                   (Medical Center Co.), (MBIA), (AMT),
                   6.10%, 8/15/15                            $  2,073,940
-------------------------------------------------------------------------
                                                             $  2,073,940
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 5.2%
-------------------------------------------------------------------------
    $ 1,250        Athens City School District, (FSA),
                   6.00%, 12/1/24                            $  1,303,138
      2,110        Hudson Local School District, (FGIC),
                   0.00%, 12/15/09                              1,335,229
      1,500        Lima City School District, (AMBAC),
                   6.00%, 12/1/22                               1,562,400
      2,600        Norwalk City School District, (AMBAC),
                   4.75%, 12/1/26                               2,242,006
      3,000        Puerto Rico, (FSA),
                   Variable Rate, 7/1/22(1)(2)                  3,127,500
-------------------------------------------------------------------------
                                                             $  9,570,273
-------------------------------------------------------------------------
Insured-Hospital -- 7.3%
-------------------------------------------------------------------------
    $ 4,495        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29(3)                 $  4,084,112
      3,000        Hamilton County, (Childrens Hospital
                   Medical Center), (MBIA), 4.75%, 5/15/28      2,539,920
      1,000        Montgomery County, (Miami Valley
                   Hospital), (AMBAC), 6.25%, 11/15/16(3)       1,029,320
      5,565        Portage County, (Robinson Memorial
                   Hospital), (MBIA), 5.80%, 11/15/15           5,679,361
-------------------------------------------------------------------------
                                                             $ 13,332,713
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.8%
-------------------------------------------------------------------------
    $ 2,990        Hamilton County Sales Tax, (Hamilton
                   County Football), (MBIA), 5.00%, 12/1/27  $  2,690,910
      1,500        Hamilton County Sales Tax, (MBIA),
                   4.75%, 12/1/27                               1,282,125
      1,575        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(4)                     1,204,434
-------------------------------------------------------------------------
                                                             $  5,177,469
-------------------------------------------------------------------------
Insured-Transportation -- 5.9%
-------------------------------------------------------------------------
    $ 1,600        Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                            $  1,322,160
      7,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                               6,976,690
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              2,574,000
-------------------------------------------------------------------------
                                                             $ 10,872,850
-------------------------------------------------------------------------
Nursing Home -- 6.9%
-------------------------------------------------------------------------
    $ 2,000        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/17                            $  1,669,440
      1,305        Cuyahoga County, (Maple Care Center),
                   (GNMA), (AMT), 8.00%, 8/20/16                1,516,162
      1,205        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   6.10%, 9/20/16                               1,270,914

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------
    $ 6,455        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   9.55%, 3/20/32                            $  8,267,370
-------------------------------------------------------------------------
                                                             $ 12,723,886
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.8%
-------------------------------------------------------------------------
    $ 1,985        Franklin County, (Kensington Place),
                   6.75%, 1/1/34                             $  2,052,708
      1,000        Hamilton County Hospital Facilities,
                   (Episcopal Retirement Home),
                   6.80%, 1/1/08                                1,031,800
      2,400        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                2,085,240
      2,250        Summit County Healthcare Facilities,
                   (Village at Saint Edward),
                   5.75%, 12/1/25                               1,875,263
-------------------------------------------------------------------------
                                                             $  7,045,011
-------------------------------------------------------------------------
Solid Waste -- 1.0%
-------------------------------------------------------------------------
    $ 2,400        Ohio Water Development Authority, Solid
                   Waste Disposal Revenue, (Bay Shore
                   Power), (AMT), 5.875%, 9/1/20             $  1,922,136
-------------------------------------------------------------------------
                                                             $  1,922,136
-------------------------------------------------------------------------
Special Tax Revenue -- 6.3%
-------------------------------------------------------------------------
    $ 1,430        Cuyahoga County, Economic Development
                   Revenue, (Shaker Square), 6.75%, 12/1/30  $  1,501,972
      9,000        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/32(5)                 8,958,330
      1,350        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)       1,138,253
-------------------------------------------------------------------------
                                                             $ 11,598,555
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation -- 1.1%
-------------------------------------------------------------------------
    $ 2,500        Puerto Rico Highway and Transportation
                   Authority, 4.75%, 7/1/38(3)               $  2,097,800
-------------------------------------------------------------------------
                                                             $  2,097,800
-------------------------------------------------------------------------
Water and Sewer -- 0.6%
-------------------------------------------------------------------------
    $ 1,000        Vermilion Water, 7.25%, 8/15/15           $  1,029,560
-------------------------------------------------------------------------
                                                             $  1,029,560
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 103.3%
   (identified cost $192,876,033)                            $190,090,199
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.3)%                     $ (6,122,475)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $183,967,724
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 23.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.7% to 9.7% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.0%
------------------------------------------------------------------------
     $  750        Rhode Island Student Loan Authority,
                   (AMT), 5.60%, 12/1/12                     $   746,212
------------------------------------------------------------------------
                                                             $   746,212
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.5%
------------------------------------------------------------------------
     $  255        Rhode Island Clean Water Protection
                   Finance Agency, Water Pollution Control,
                   (MBIA), Prerefunded to 10/1/04,
                   5.85%, 10/1/09                            $   270,356
      1,000        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/12                     1,068,450
------------------------------------------------------------------------
                                                             $ 1,338,806
------------------------------------------------------------------------
General Obligations -- 2.1%
------------------------------------------------------------------------
     $  225        Puerto Rico, 0.00%, 7/1/16                $    96,588
        500        Puerto Rico Public Buildings Authority,
                   5.25%, 7/1/21                                 480,115
        230        Rhode Island Depositors Economic
                   Protection Corp., 5.75%, 8/1/21               233,765
------------------------------------------------------------------------
                                                             $   810,468
------------------------------------------------------------------------
Hospital -- 7.5%
------------------------------------------------------------------------
     $  500        Rhode Island HEFA, (Newport Hospital),
                   5.30%, 7/1/29                             $   410,680
      1,250        Rhode Island HEFA, (South County
                   Hospital), 5.75%, 11/15/26                  1,114,862
        725        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                     548,361
        830        Rhode Island HEFA, (Westerly Hospital),
                   6.00%, 7/1/14                                 750,552
------------------------------------------------------------------------
                                                             $ 2,824,455
------------------------------------------------------------------------
Housing -- 14.4%
------------------------------------------------------------------------
     $  500        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $   501,775
      1,740        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.60%, 10/1/25        1,796,480
        875        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.80%, 10/1/25          906,692
        175        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.10%, 10/1/23          182,154
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing (continued)
------------------------------------------------------------------------
     $2,000        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.55%, 10/1/22      $ 2,058,600
------------------------------------------------------------------------
                                                             $ 5,445,701
------------------------------------------------------------------------
Insured-Education -- 6.9%
------------------------------------------------------------------------
     $1,500        Rhode Island HEFA, (Johnson and Wales
                   University), (MBIA), 5.00%, 4/1/29        $ 1,327,005
        500        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/24            447,465
        400        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/28            354,136
        500        Rhode Island HEFA, (University of Rhode
                   Island), (MBIA), 5.50%, 9/15/19               496,790
------------------------------------------------------------------------
                                                             $ 2,625,396
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.8%
------------------------------------------------------------------------
     $  750        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $   662,715
      1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                         716,643
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         440,380
------------------------------------------------------------------------
                                                             $ 1,819,738
------------------------------------------------------------------------
Insured-General Obligations -- 14.1%
------------------------------------------------------------------------
     $1,500        Kent County Water Authority, (MBIA),
                   6.35%, 7/15/14                            $ 1,600,125
        900        North Kingstown, (FGIC),
                   5.875%, 10/1/25                               916,794
        500        Providence, Public Building Authority,
                   (School and Public Facilities Projects),
                   (FSA), 5.00%, 12/15/18                        457,705
        375        Rhode Island Consolidated Capital
                   Development, (FGIC), 4.75%, 9/1/17            337,193
        500        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), 5.80%, 8/1/09       536,565
        250        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/23                          223,868
      1,400        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/28                        1,237,166
------------------------------------------------------------------------
                                                             $ 5,309,416
------------------------------------------------------------------------
Insured-Hospital -- 5.8%
------------------------------------------------------------------------
     $2,400        Rhode Island HEFA, (Lifespan), (MBIA),
                   5.25%, 5/15/26(1)                         $ 2,202,408
------------------------------------------------------------------------
                                                             $ 2,202,408
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 1.4%
------------------------------------------------------------------------
     $  500        Villa Excelsior Housing Development
                   Corp., (MBIA), 6.85%, 1/1/24              $   521,600
------------------------------------------------------------------------
                                                             $   521,600
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 14.1%
------------------------------------------------------------------------
     $3,000        Convention Center Authority of Rhode
                   Island, (MBIA), 5.00%, 5/15/20            $ 2,732,160
      2,300        Convention Center Authority of Rhode
                   Island, (MBIA), 5.25%, 5/15/15              2,284,774
        420        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                     321,182
------------------------------------------------------------------------
                                                             $ 5,338,116
------------------------------------------------------------------------
Insured-Transportation -- 4.0%
------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,501,500
------------------------------------------------------------------------
                                                             $ 1,501,500
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
------------------------------------------------------------------------
     $  750        Rhode Island Clean Water, Safe Drinking
                   Water, (AMBAC), 6.70%, 1/1/15             $   814,178
        350        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.40%, 10/1/15                                350,249
        245        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.85%, 10/1/09                                255,947
------------------------------------------------------------------------
                                                             $ 1,420,374
------------------------------------------------------------------------
Nursing Home -- 3.0%
------------------------------------------------------------------------
     $  500        Rhode Island HEFA, (Roger Williams
                   Realty), 6.50%, 8/1/29                    $   515,440
        725        Rhode Island HEFA, (Steere House),
                   5.80%, 7/1/20                                 618,113
------------------------------------------------------------------------
                                                             $ 1,133,553
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $1,000        Rhode Island HEFA, (Tockwotton Home),
                   6.25%, 8/15/22                            $   897,040
------------------------------------------------------------------------
                                                             $   897,040
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue -- 9.5%
------------------------------------------------------------------------
     $1,500        Providence, Tax Increment, 7.65%, 6/1/16  $ 1,612,020
      1,545        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/32(3)                1,537,847
        500        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(4)(5)        421,575
------------------------------------------------------------------------
                                                             $ 3,571,442
------------------------------------------------------------------------
Transportation -- 1.2%
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                  $   441,370
------------------------------------------------------------------------
                                                             $   441,370
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.5%
   (identified cost $37,979,663)                             $37,947,595
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.5)%                     $  (192,976)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $37,754,619
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 58.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 39.0% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  When-issued security.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 3.9%
------------------------------------------------------------------------
    $   500        Mason PCR, (Appalacian Power),
                   6.85%, 6/1/22                             $   506,710
      1,130        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 455,254
------------------------------------------------------------------------
                                                             $   961,964
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.1%
------------------------------------------------------------------------
    $ 2,500        Kanawha-Putnam, Single Family, (AMBAC),
                   Escrowed to Maturity, 0.00%, 12/1/16      $ 1,015,350
------------------------------------------------------------------------
                                                             $ 1,015,350
------------------------------------------------------------------------
General Obligations -- 0.9%
------------------------------------------------------------------------
    $   500        Puerto Rico, 0.00%, 7/1/16                $   214,640
------------------------------------------------------------------------
                                                             $   214,640
------------------------------------------------------------------------
Hospital -- 12.7%
------------------------------------------------------------------------
    $ 1,250        Berkeley Building Commission, (City
                   Hospital), 6.50%, 11/1/22                 $ 1,174,812
        750        Philippi Health System, (Davis Health
                   System - Broaddus Hospital),
                   5.50%, 11/1/24                                683,423
        250        Princeton, (Community Hospital),
                   6.10%, 5/1/29                                 211,045
      1,000        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), 6.50%, 9/1/23                      1,085,810
------------------------------------------------------------------------
                                                             $ 3,155,090
------------------------------------------------------------------------
Industrial Development Revenue -- 10.9%
------------------------------------------------------------------------
    $ 1,375        Jefferson, (Royal Venders), (AMT),
                   5.90%, 8/1/04                             $ 1,388,956
        300        Kanawha, (Union Carbide Chemicals and
                   Plastics), (AMT), 8.00%, 8/1/20               306,486
      1,000        Upshur Solid Waste, (TJI), (AMT),
                   7.00%, 7/15/25                              1,024,230
------------------------------------------------------------------------
                                                             $ 2,719,672
------------------------------------------------------------------------
Insured-Education -- 6.2%
------------------------------------------------------------------------
    $   500        West Virginia Board of Directors (West
                   Virginia State College System
                   Improvements), (AMBAC), 5.125%, 4/1/27    $   458,190
        500        West Virginia University, (AMBAC),
                   5.75%, 4/1/16                                 507,985
        550        West Virginia University, (AMBAC),
                   6.00%, 4/1/12                                 575,905
------------------------------------------------------------------------
                                                             $ 1,542,080
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.6%
------------------------------------------------------------------------
    $   700        Marshall PCR, (Ohio Power), (MBIA),
                   5.45%, 7/1/14                             $   702,506
        250        Pleasant County PCR, (Potomac Edison),
                   (AMBAC), (AMT), 5.50%, 4/1/29                 237,105
      1,000        Pleasant County PCR, (West Penn. Power),
                   (AMBAC), (AMT), 5.50%, 4/1/29                 948,420
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA),
                   Variable Rate, 7/1/03(1)                      266,250
------------------------------------------------------------------------
                                                             $ 2,154,281
------------------------------------------------------------------------
Insured-General Obligations -- 1.6%
------------------------------------------------------------------------
    $   150        West Virginia, (FGIC), 5.25%, 11/1/26     $   140,979
        250        West Virginia, (FGIC), 5.75%, 11/1/21         252,640
------------------------------------------------------------------------
                                                             $   393,619
------------------------------------------------------------------------
Insured-Hospital -- 15.6%
------------------------------------------------------------------------
    $   500        Randolph County Commission Health
                   System, (Davis Health System Inc.),
                   (FSA), 5.20%, 11/1/21                     $   462,195
      1,300        West Virginia Health Facilities
                   Authority, (Cabell Huntington Hospital),
                   (AMBAC), 6.25%, 1/1/19                      1,336,985
        850        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), (MBIA), 5.75%, 9/1/13                874,115
      1,200        West Virginia Health Facilities
                   Authority, (MBIA), 6.10%, 1/1/18            1,216,824
------------------------------------------------------------------------
                                                             $ 3,890,119
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.0%
------------------------------------------------------------------------
    $   500        West Virginia School Building Authority,
                   (AMBAC), 5.60%, 7/1/17                    $   503,495
------------------------------------------------------------------------
                                                             $   503,495
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 1.8%
------------------------------------------------------------------------
    $   500        Harrison County Building Commission,
                   (Maplewood Retirement), (AMBAC),
                   5.25%, 4/1/28                             $   457,500
------------------------------------------------------------------------
                                                             $   457,500
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.5%
------------------------------------------------------------------------
    $   175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)                  $   133,826
------------------------------------------------------------------------
                                                             $   133,826
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 6.7%
------------------------------------------------------------------------
    $ 1,000        West Virginia Parkways, Economic
                   Development and Tourism Authority,
                   (FGIC), 0.00%, 5/15/04                    $   840,720
      1,000        West Virginia State Roads, (FGIC),
                   4.50%, 6/1/23                                 835,440
------------------------------------------------------------------------
                                                             $ 1,676,160
------------------------------------------------------------------------
Insured-Water and Sewer -- 15.4%
------------------------------------------------------------------------
    $   250        Berkeley Public Service District Sewer,
                   (MBIA), 5.75%, 10/1/25                    $   250,555
        500        Crab Orchard Public Service District,
                   (AMBAC), 5.50%, 10/1/25                       485,140
      1,000        Fairmont Waterworks, (AMBAC),
                   4.50%, 7/1/24                                 820,040
      1,000        Parkersburg Waterworks and Sewer, (FSA),
                   5.80%, 9/1/19                               1,013,180
        500        West Virginia Water Development (Loan
                   Program III), (AMBAC), (AMT),
                   5.65%, 7/1/40                                 475,370
        750        West Virginia Water Development, (Loan
                   Program II), (FSA), 6.00%, 11/1/14            791,498
------------------------------------------------------------------------
                                                             $ 3,835,783
------------------------------------------------------------------------
Nursing Home -- 1.8%
------------------------------------------------------------------------
    $   500        Kanawha County, (Beverly Enterprises),
                   5.50%, 11/1/08                            $   459,565
------------------------------------------------------------------------
                                                             $   459,565
------------------------------------------------------------------------
Solid Waste -- 3.8%
------------------------------------------------------------------------
    $ 1,000        Braxton County, (Weyerhaeuser), (AMT),
                   5.80%, 6/1/27                             $   940,740
------------------------------------------------------------------------
                                                             $   940,740
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
    $   400        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(3)    $   337,260
------------------------------------------------------------------------
                                                             $   337,260
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $24,466,709)                             $24,391,144
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $   539,238
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $24,930,382
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 64.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.5% to 32.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                            $221,516,722        $272,244,736          $178,168,610             $14,856,025
   Unrealized appreciation
      (depreciation)                            13,341,040          (1,538,597)              469,114                 335,843
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $234,857,762        $270,706,139          $178,637,724             $15,191,868
---------------------------------------------------------------------------------------------------------------------------------
Cash                                          $    245,296        $         --          $    512,766             $   375,955
Receivable for investments sold                    671,080           1,960,999                    --                      --
Interest receivable                              3,105,583           5,348,863             2,441,325                 280,463
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $238,879,721        $278,016,001          $181,591,815             $15,848,286
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts           $         --        $         --          $      8,531             $        --
Demand note payable                                     --             100,000                    --                      --
Payable for when-issued securities                      --                  --             4,387,507                      --
Due to bank                                             --              10,205                    --                      --
Payable to affiliate for Trustees' fees                 --                 296                    --                      --
Accrued expenses                                    59,551              48,577                35,503                  21,355
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $     59,551        $    159,078          $  4,431,541             $    21,355
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                      $238,820,170        $277,856,923          $177,160,274             $15,826,931
---------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                            $225,479,130        $279,395,520          $176,718,676             $15,491,088
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                          13,341,040          (1,538,597)              441,598                 335,843
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $238,820,170        $277,856,923          $177,160,274             $15,826,931
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $328,670,526      $192,876,033        $37,979,663              $24,466,709
   Unrealized appreciation
      (depreciation)                           11,275,746        (2,785,834)           (32,068)                 (75,565)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $339,946,272      $190,090,199        $37,947,595              $24,391,144
-----------------------------------------------------------------------------------------------------------------------------
Cash                                         $         --      $         --        $   329,414              $   170,700
Receivable for investments sold                 1,625,342                --            300,000                       --
Interest receivable                             6,047,287         2,928,427            731,409                  389,960
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $347,618,901      $193,018,626        $39,308,418              $24,951,804
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Demand note payable                          $  1,700,000      $    100,000        $        --              $        --
Payable for when-issued securities             10,390,590         8,906,220          1,528,901                       --
Due to bank                                         3,278               948                 --                       --
Payable to affiliate for Trustees' fees                --             1,650                 --                       21
Accrued expenses                                   36,922            42,084             24,898                   21,401
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $ 12,130,790      $  9,050,902        $ 1,553,799              $    21,422
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $335,488,111      $183,967,724        $37,754,619              $24,930,382
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $324,212,365      $186,753,558        $37,786,687              $25,005,947
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                         11,275,746        (2,785,834)           (32,068)                 (75,565)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                        $335,488,111      $183,967,724        $37,754,619              $24,930,382
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                      $15,260,541          $18,871,423           $11,835,303              $ 975,571
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $15,260,541          $18,871,423           $11,835,303              $ 975,571
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $ 1,190,867          $ 1,373,668           $   819,748              $  26,004
Trustees fees and expenses                         19,061               20,953                16,407                    544
Legal and accounting services                      76,167               77,732                62,272                 29,696
Custodian fee                                     119,602              150,620               104,530                 15,834
Miscellaneous                                      17,026               76,564                16,351                  4,798
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $ 1,422,723          $ 1,699,537           $ 1,019,308              $  76,876
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $    28,226          $   150,620           $    43,242              $   2,926
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $    28,226          $   150,620           $    43,242              $   2,926
---------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $ 1,394,497          $ 1,548,917           $   976,066              $  73,950
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $13,866,044          $17,322,506           $10,859,237              $ 901,621
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  (433,700)         $  (731,229)          $   806,621              $   5,646
   Financial futures contracts                   (109,410)            (125,821)             (412,303)                (7,294)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $  (543,110)         $  (857,050)          $   394,318              $  (1,648)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $  (999,969)         $(1,871,031)          $(2,752,999)             $(103,693)
   Financial futures contracts                         --                   --               (27,516)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $  (999,969)         $(1,871,031)          $(2,780,515)             $(103,693)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(1,543,079)         $(2,728,081)          $(2,386,197)             $(105,341)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $12,322,965          $14,594,425           $ 8,473,040              $ 796,280
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $21,772,764       $12,765,252          $2,327,517              $1,487,139
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $21,772,764       $12,765,252          $2,327,517              $1,487,139
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $ 1,626,137       $   865,332          $   91,393              $   48,279
Trustees fees and expenses                        24,368            16,454               2,526                   1,356
Legal and accounting services                     56,957            62,158              35,611                  35,529
Custodian fee                                    137,685            99,307              27,315                  21,223
Miscellaneous                                     96,465            70,344               7,576                   5,970
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $ 1,941,612       $ 1,113,595          $  164,421              $  112,357
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $        --       $        --          $   11,498              $    5,240
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $        --       $        --          $   11,498              $    5,240
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $ 1,941,612       $ 1,113,595          $  152,923              $  107,117
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $19,831,152       $11,651,657          $2,174,594              $1,380,022
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $(2,135,289)      $   146,567          $ (403,028)             $  (79,061)
   Financial futures contracts                  (187,750)         (125,865)                 --                  (1,471)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $(2,323,039)      $    20,702          $ (403,028)             $  (80,532)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $ 3,047,938       $(4,682,143)         $  474,390              $   72,331
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $ 3,047,938       $(4,682,143)         $  474,390              $   72,331
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)      $   724,899       $(4,661,441)         $   71,362              $   (8,201)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $20,556,051       $ 6,990,216          $2,245,956              $1,371,821
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 13,866,044        $  17,322,506         $ 10,859,237             $   901,621
   Net realized gain (loss)                       (543,110)            (857,050)             394,318                  (1,648)
   Net change in unrealized appreciation
      (depreciation)                              (999,969)          (1,871,031)          (2,780,515)               (103,693)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $ 12,322,965        $  14,594,425         $  8,473,040             $   796,280
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 16,589,267        $  19,982,661         $ 11,730,651             $   713,894
   Withdrawals                                 (60,292,260)        (103,592,435)         (55,320,524)             (3,620,082)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(43,702,993)       $ (83,609,774)        $(43,589,873)            $(2,906,188)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(31,380,028)       $ (69,015,349)        $(35,116,833)            $(2,109,908)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $238,820,170        $ 277,856,923         $177,160,274             $15,826,931
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 19,831,152      $ 11,651,657        $  2,174,594             $ 1,380,022
   Net realized gain (loss)                    (2,323,039)           20,702            (403,028)                (80,532)
   Net change in unrealized appreciation
      (depreciation)                            3,047,938        (4,682,143)            474,390                  72,331
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 20,556,051      $  6,990,216        $  2,245,956             $ 1,371,821
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 11,046,414      $  9,285,921        $  4,482,382             $ 1,421,464
   Withdrawals                                (98,232,465)      (48,772,440)        (10,705,416)             (4,823,779)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(87,186,051)     $(39,486,519)       $ (6,223,034)            $(3,402,315)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(66,630,000)     $(32,496,303)       $ (3,977,078)            $(2,030,494)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $402,118,111      $216,464,027        $ 41,731,697             $26,960,876
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 15,716,361        $  21,473,674         $ 12,782,948             $ 1,061,925
   Net realized gain                             3,046,334            8,737,267            2,848,962                 222,390
   Net change in unrealized appreciation
      (depreciation)                           (29,972,370)         (44,500,638)         (23,254,394)             (1,674,816)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $ (14,289,697)        $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,307,078        $  22,428,860         $ 22,537,239             $ 1,934,210
   Withdrawals                                 (56,905,888)        (117,286,711)         (53,364,100)             (4,346,534)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(30,598,810)       $ (94,857,851)        $(30,826,861)            $(2,412,324)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(41,808,485)       $(109,147,548)        $(38,449,345)            $(2,802,825)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
   Net realized gain (loss)                       (66,830)         (146,960)           (41,650)                 268,614
   Net change in unrealized appreciation
      (depreciation)                          (38,370,632)      (17,608,485)        (3,927,649)              (2,763,471)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  31,675,644      $ 15,132,326        $ 7,437,315              $ 1,765,713
   Withdrawals                               (101,151,980)      (49,186,424)        (6,067,386)              (5,785,114)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                $ (69,476,336)     $(34,054,098)       $ 1,369,929              $(4,019,401)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (83,945,905)     $(38,566,423)       $  (339,675)             $(4,958,668)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      CALIFORNIA PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.58%        0.56%        0.55%        0.57%        0.57%
   Expenses after custodian
      fee reduction                   0.57%        0.54%        0.53%        0.56%        0.56%
   Net investment income              5.65%        5.30%        5.33%        5.76%        5.93%
Portfolio Turnover                      13%          28%          16%          12%          14%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $238,820     $270,200     $312,009     $327,004     $370,590
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        FLORIDA PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.56%        0.52%        0.51%        0.52%        0.52%
   Expenses after custodian
      fee reduction                   0.51%        0.48%        0.47%        0.48%        0.49%
   Net investment income              5.72%        5.26%        5.03%        5.53%        5.67%
Portfolio Turnover                      12%          40%          25%          54%          51%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $277,857     $346,843     $456,020     $514,201     $624,374
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MASSACHUSETTS PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.54%        0.52%        0.54%        0.53%        0.55%
   Expenses after custodian
      fee reduction                   0.52%        0.50%        0.52%        0.52%        0.54%
   Net investment income              5.79%        5.40%        5.36%        5.75%        5.77%
Portfolio Turnover                      15%          24%          28%          35%          51%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $177,160     $212,277     $250,726     $253,675     $281,129
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   MISSISSIPPI PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.47%       0.36%       0.37%       0.38%       0.29%
   Net expenses after
      custodian fee reduction        0.45%       0.34%       0.35%       0.37%       0.26%
   Net investment income             5.55%       5.30%       5.21%       5.59%       5.77%
Portfolio Turnover                      4%         16%         17%          6%         12%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $15,827     $17,937     $20,740     $22,127     $25,280
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment
   Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.40%
   Expenses after custodian
      fee reduction                                                                  0.37%
   Net investment income                                                             5.66%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW YORK PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.54%        0.53%        0.53%        0.57%        0.52%
   Expenses after custodian
      fee reduction                   0.54%        0.52%        0.51%        0.57%        0.49%
   Net investment income              5.56%        5.30%        5.28%        5.60%        5.64%
Portfolio Turnover                      27%          41%          55%          44%          47%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $335,488     $402,118     $486,064     $527,604     $604,530
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         OHIO PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.57%        0.55%        0.56%        0.56%        0.57%
   Expenses after custodian
      fee reduction                   0.57%        0.54%        0.54%        0.55%        0.56%
   Net investment income              6.00%        5.54%        5.50%        5.70%        5.69%
Portfolio Turnover                      28%          59%          17%          30%          35%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $183,968     $216,464     $255,030     $271,269     $292,671
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   RHODE ISLAND PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.43%       0.39%       0.39%       0.27%       0.27%
   Net expenses after
      custodian fee reduction        0.40%       0.35%       0.36%       0.23%       0.24%
   Net investment income             5.66%       5.24%       5.28%       5.54%       5.69%
Portfolio Turnover                     15%         18%         24%         39%         25%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $37,755     $41,732     $42,071     $40,218     $42,167
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment
   Adviser fee, an allocation of expenses to the Investment Advisor, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                              0.39%       0.40%
   Expenses after custodian
      fee reduction                                                      0.35%       0.37%
   Net investment income                                                 5.42%       5.56%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  WEST VIRGINIA PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%       0.40%       0.37%       0.38%       0.42%
   Expenses after custodian
      fee reduction                  0.43%       0.38%       0.34%       0.36%       0.38%
   Net investment income             5.48%       5.13%       5.34%       5.44%       5.41%
Portfolio Turnover                      7%         32%         16%         24%         43%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $24,930     $26,961     $31,920     $33,503     $39,501
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE
    --------------------------------------------------------------------
    California                                $1,190,867           0.49%
    Florida                                    1,373,668           0.45%
    Massachusetts                                819,748           0.44%
    Mississippi                                   26,004           0.16%
    New York                                   1,626,137           0.46%
    Ohio                                         865,332           0.45%
    Rhode Island                                  91,393           0.24%
    West Virginia                                 48,279           0.19%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2000, no significant amounts have been deferred.

 3 Investments -- Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2000 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 30,775,592
    Sales                                       59,979,799

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 35,217,837
    Sales                                      117,869,719

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 27,633,630
    Sales                                       60,126,591

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $    714,696
    Sales                                        2,962,793

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 95,445,703
    Sales                                      165,930,114

    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 54,254,693
    Sales                                       75,445,420

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  5,730,696
    Sales                                        8,677,523

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  1,840,205
    Sales                                        4,082,763

 4 Federal Income Tax Basis of Investments -- The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2000, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $221,516,722
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,388,162
    Gross unrealized depreciation               (7,047,122)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,341,040
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $272,370,550
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,805,202
    Gross unrealized depreciation              (12,469,613)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,664,411)
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $178,168,610
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,767,917
    Gross unrealized depreciation               (6,298,803)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    469,114
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 14,856,025
    ------------------------------------------------------
    Gross unrealized appreciation             $    595,986
    Gross unrealized depreciation                 (260,143)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    335,843
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $328,670,725
    ------------------------------------------------------
    Gross unrealized appreciation             $ 15,717,160
    Gross unrealized depreciation               (4,441,613)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,275,547
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $192,876,033
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,752,974
    Gross unrealized depreciation               (7,538,808)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,785,834)
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,979,663
    ------------------------------------------------------
    Gross unrealized appreciation             $    973,039
    Gross unrealized depreciation               (1,005,107)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (32,068)
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 24,482,934
    ------------------------------------------------------
    Gross unrealized appreciation             $    571,515
    Gross unrealized depreciation                 (663,305)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (91,790)
    ------------------------------------------------------

 5 Line of Credit -- Each Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2000, the Florida Portfolio, New York Portfolio and Ohio Portfolio had a balance outstanding pursuant to this line of credit of $100,000,

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   $1,700,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2000.

 6 Financial Instruments -- The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2000 is as follows:

  MASSACHUSETTS PORTFOLIO
  ----------------------------------------------------------------
  FUTURES CONTRACTS
  ----------------------------------------------------------------
  EXPIRATION                                        NET UNREALIZED
  DATE(S)     CONTRACTS                 POSITION     DEPRECIATION
  ----------------------------------------------------------------
  12/00       91 U.S. Treasury Bond     Short              (27,516)

       At September 30, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2000 and 1999 and the supplementary data for each of years in the five-year period ended September 30, 2000. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2000

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC
and Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of California, Florida, and Mississippi
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC
and Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

================================================================================
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
================================================================================
438-11/00                                                                MUNISRC